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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06463
AIM International Mutual Funds
(Invesco International Mutual Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 04/30/10

Item 1. Reports to Stockholders.

Invesco Asia Pacific Growth Fund
Semiannual Report to Shareholders ▪ April 30, 2010

Effective April 30, 2010, AIM Asia Pacific Growth Fund was renamed Invesco Asia Pacific Growth Fund.
EX-99.CERT
EX-99.906CERT

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 10/31/09 to 4/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	18.17%

Class B Shares	17.72

Class C Shares	17.71

Class Y Shares	18.35

MSCI EAFE Index▼ (Broad Market Index)	2.48

MSCI All Country Asia Pacific Ex-Japan Index▼ (Style-Specific Index)	10.09

Lipper Pacific Region Ex-Japan Funds Index▼ (Peer Group Index)	12.91

▼Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI All Country Asia Pacific Ex-Japan Index is an unmanaged index considered representative of Pacific region stock markets, excluding Japan.
     The Lipper Pacific Region Ex-Japan Funds Index is an unmanaged index considered representative of Pacific region ex-Japan funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.

2                               Invesco Asia Pacific Growth Fund

Average Annual Total Returns
As of 4/30/10, including maximum applicable
sales charges

Class A Shares

Inception (11/3/97)	9.29%

10 Years	7.82

5 Years	14.31

1 Year	56.49

Class B Shares

Inception (11/3/97)	9.31%

10 Years	7.85

5 Years	14.53

1 Year	59.34

Class C Shares

Inception (11/3/97)	8.98%

10 Years	7.65

5 Years	14.75

1 Year	63.31

Class Y Shares

10 Years	8.47%

5 Years	15.70

1 Year	66.00
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.80%, 2.55%, 2.55% and 1.55%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses

Average Annual Total Returns
As of 3/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (11/3/97)	9.26%

10 Years	6.48

5 Years	13.95

1 Year	78.03

Class B Shares

Inception (11/3/97)	9.28%

10 Years	6.52

5 Years	14.18

1 Year	81.96

Class C Shares

Inception (11/3/97)	8.96%

10 Years	6.33

5 Years	14.39

1 Year	85.90

Class Y Shares

10 Years	7.13%

5 Years	15.33

1 Year	88.84
incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

3                               Invesco Asia Pacific Growth Fund

Letters to Shareholders

    Bruce Crockett
Dear Fellow Shareholders:
By all accounts, last year was a challenging time for all of us. Although the economy and financial markets whipsawed us, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from last year is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the Invesco Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the Invesco Funds’ “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen that Invesco is assuming the management of the Van Kampen family of mutual funds as well as Morgan Stanley’s retail funds. We view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

       Philip Taylor Dear Shareholders:
During the six months covered by this report, the U.S. economy strengthened, and – in the third quarter of 2009 – ended its year-long contraction and began growing again. Likewise, economies around the world recovered and major U.S. and global stock market indexes rallied impressively.
Timely communication
Our website, invesco.com, provides timely market commentary, investor education information and sector updates. The Investment Perspectives articles featured on our home page are written by Invesco’s investment professionals and cover a wide range of topics that are updated regularly. I invite you to read them.
     At invesco.com you also can access your Fund’s latest quarterly commentary. Simply click on Mutual Funds inside the Financial Products box. Then, in the Fund Information box, click on Quarterly Commentary and select your Fund.
     Also on our website, you’ll find a commentary from me that discusses the name change we made on April 30 – from Invesco Aim to Invesco. Some of the changes related to this event include all AIM funds being renamed Invesco funds. (It’s important to note that the funds’ investment strategies and objectives have not changed.) For more information about the change, please read the shareholder Q&A on the account balance page at invesco.com.
Taking our business forward
Invesco’s acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, was completed on June 1, 2010. Our two companies have similar investment philosophies and cultures, as well as complementary investment expertise. I believe this combination represents the next step in our company’s evolution – and will allow us to better serve you through greater efficiencies and cost savings, a broader range of investment options, and a continued commitment to investment excellence, with complementary portfolio management expertise.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
4                               Invesco Asia Pacific Growth Fund

Schedule of Investments

April 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.65%
Australia–11.88%
BHP Billiton Ltd.	296,960	$10,846,343

Coca-Cola Amatil Ltd.	260,687	2,684,354

Cochlear Ltd.	133,000	9,060,776

Computershare Ltd.	495,136	5,370,845

CSL Ltd.	357,960	10,725,910

QBE Insurance Group Ltd.	386,885	7,526,319

Toll Holdings Ltd.	599,674	3,918,087

Woolworths Ltd.	269,146	6,708,350

		56,840,984

China–13.89%
China Merchants Bank Co., Ltd.–Class H	1,402,000	3,437,866

CNOOC Ltd.–ADR	76,600	13,475,472

Haitian International Holdings Ltd.	7,592,000	6,446,235

Industrial and Commercial Bank of China Ltd.–Class H	14,366,000	10,538,734

Minth Group Ltd.	4,372,000	6,171,730

Stella International Holdings Ltd.	4,792,000	9,766,819

Vinda International Holdings Ltd.	3,614,000	3,072,762

Want Want China Holdings Ltd.	7,186,000	5,374,854

Xinyi Glass Holdings Co. Ltd.	9,574,000	8,178,235

		66,462,707

Hong Kong–8.34%
Cheung Kong (Holdings) Ltd.	724,000	8,976,645

Dickson Concepts (International) Ltd.	5,426,000	3,317,843

Esprit Holdings Ltd.	523,033	3,742,912

Hongkong Land Holdings Ltd.	686,000	3,624,003

Hutchison Whampoa Ltd.	1,202,000	8,236,084

Li & Fung Ltd.	724,200	3,519,046

Paliburg Holdings Ltd.	11,613,240	4,168,972

Regal Hotels International Holdings Ltd.	11,344,000	4,315,002

		39,900,507

India–2.28%
Bharat Heavy Electricals Ltd.	53,486	2,999,091

Infosys Technologies Ltd.	129,079	7,899,804

		10,898,895

Indonesia–9.47%
PT Astra International Tbk	1,182,000	6,114,231

PT Bank Central Asia Tbk	7,420,500	4,471,970

PT Indocement Tunggal Prakarsa Tbk	4,263,500	7,383,257

PT Perusahaan Gas Negara	17,663,500	7,934,329

PT Summarecon Agung Tbk	149,373,500	16,140,238

PT Telekomunikasi Indonesia Tbk	3,826,000	3,292,074

		45,336,099

Malaysia–8.92%
Digi.com Berhad	533,800	3,794,295

Goldis Berhad(a)	9,070,500	3,966,172

Kossan Rubber Industries Berhad	4,571,000	11,177,213

Parkson Holdings Berhad	6,017,601	10,900,988

Public Bank Berhad	2,295,000	8,630,874

Public Bank Berhad	33,750	127,016

YTL Cement Berhad	3,023,600	4,087,044

		42,683,602

Philippines–11.53%
Ayala Corp.	916,310	6,935,984

Ayala Corp.–Rts.(a)	369,181	0

Energy Development Corp.(b)	63,241,750	7,652,188

First Gen Corp.(a)(b)	23,327,589	5,305,380

GMA Holdings, Inc.–PDR(b)	48,713,000	7,424,151

Manila Water Co.	7,519,400	2,572,870

Philippine Long Distance Telephone Co.	152,040	8,499,538

SM Investments Corp.	1,886,235	16,787,414

		55,177,525

Singapore–3.71%
Keppel Corp. Ltd.	1,484,000	10,541,420

United Overseas Bank Ltd.	492,000	7,208,100

		17,749,520

South Korea–9.65%
CJ CheilJedang Corp.	25,381	5,072,075

CJ Corp.	75,690	4,355,217

Hyundai Department Store Co., Ltd.	74,291	6,660,079

Hyundai Development Co.	111,350	2,743,576

Hyundai H&S Co., Ltd.	46,500	4,023,595

Hyundai Mobis	46,053	7,648,284

Lotte Confectionery Co., Ltd.	4,034	4,459,878

MegaStudy Co., Ltd.	23,201	3,408,033

NHN Corp.	30,415	5,076,934

S1 Corp.	63,400	2,717,225

		46,164,896

Taiwan–7.29%
Delta Electronics Inc.	1,056,388	3,491,094

Hon Hai Precision Industry Co., Ltd.	1,020,000	4,764,227

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Asia Pacific Growth Fund

	Shares	Value

Taiwan–(continued)

MediaTek Inc.	375,440	$6,316,233

Taiwan Mobile Co., Ltd.	1,809,298	3,460,265

Taiwan Semiconductor Manufacturing Co. Ltd.	5,886,464	11,481,008

Wistron Corp.	2,811,688	5,379,160

		34,891,987

Thailand–7.69%
BEC World PCL	5,637,100	4,029,678

CP ALL PCL	4,656,700	4,024,470

Kasikornbank PCL	3,391,400	9,835,986

Major Cineplex Group PCL	21,007,700	5,583,778

Siam Commercial Bank PCL	3,254,300	8,234,944

Thai Stanley Electric PCL–Class F	1,260,100	5,102,599

		36,811,455

Total Common Stocks & Other Equity Interests (Cost $334,660,893)		452,918,177

Money Market Funds–5.03%
Liquid Assets Portfolio–Institutional Class(c)	12,046,732	12,046,732

Premier Portfolio–Institutional Class(c)	12,046,732	12,046,732

Total Money Market Funds (Cost $24,093,464)		24,093,464

TOTAL INVESTMENTS–99.68% (Cost $358,754,357)		477,011,641

OTHER ASSETS LESS LIABILITIES–0.32%		1,542,532

NET ASSETS–100.00%		$478,554,173

Investment Abbreviations:

ADR	– American Depositary Receipt
PDR	– Philippine Deposit Receipt
Rts.	– Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2010 was $20,381,719, which represented 4.26% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2010

Consumer Discretionary	21.7%

Financials	20.0

Industrials	12.3

Information Technology	10.4

Health Care	7.3

Consumer Staples	6.6

Utilities	4.9

Materials	4.7

Telecommunication Services	4.0

Energy	2.8

Money Market Funds Plus Other Assets Less Liabilities	5.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Asia Pacific Growth Fund

Statement of Assets and Liabilities

April 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $334,660,893)	$452,918,177

Investments in affiliated money market funds, at value and cost	24,093,464

Total investments, at value (Cost $358,754,357)	477,011,641

Foreign currencies, at value (Cost $6,157,620)	6,283,661

Receivables for:
Fund shares sold	696,790

Dividends	1,194,464

Investment for trustee deferred compensation and retirement plans	31,104

Other assets	27,464

Total assets	485,245,124

Liabilities:
Payables for:
Investments purchased	3,920,546

Fund shares reacquired	824,872

Accrued fees to affiliates	339,709

Accrued other operating expenses	1,538,949

Trustee deferred compensation and retirement plans	66,875

Total liabilities	6,690,951

Net assets applicable to shares outstanding	$478,554,173

Net assets consist of:
Shares of beneficial interest	$369,138,379

Undistributed net investment income	(50,663)

Undistributed net realized gain (loss)	(8,926,435)

Unrealized appreciation	118,392,892

$478,554,173

Net Assets:
Class A	$353,442,087

Class B	$37,612,037

Class C	$68,709,010

Class Y	$18,791,039

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Class A	13,628,083

Class B	1,531,870

Class C	2,812,404

Class Y	723,390

Class A:
Net asset value per share	$25.93

Maximum offering price per share
(Net asset value of $25.93 divided by 94.50%)	$27.44

Class B:
Net asset value and offering price per share	$24.55

Class C:
Net asset value and offering price per share	$24.43

Class Y:
Net asset value and offering price per share	$25.98

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Asia Pacific Growth Fund

Statement of Operations

For the six months ended April 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $512,935)	$3,981,974

Dividends from affiliated money market funds	9,469

Total investment income	3,991,443

Expenses:
Advisory fees	2,039,821

Administrative services fees	65,649

Custodian fees	277,767

Distribution fees:
Class A	411,301

Class B	184,387

Class C	308,378

Transfer agent fees	559,996

Trustees’ and officers’ fees and benefits	17,204

Other	109,137

Total expenses	3,973,640

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(18,056)

Net expenses	3,955,584

Net investment income	35,859

Realized and unrealized gain from:
Net realized gain from:
Investment securities	17,182,323

Foreign currencies	528,006

17,710,329

Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings of $568,093)	54,436,401

Foreign currencies	64,865

54,501,266

Net realized and unrealized gain	72,211,595

Net increase in net assets resulting from operations	$72,247,454

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Asia Pacific Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2010 and the year ended October 31, 2009
(Unaudited)

	April 30,	October 31,
	2010	2009

Operations:
Net investment income	$35,859	$3,813,956

Net realized gain	17,710,329	(24,490,302)

Change in net unrealized appreciation	54,501,266	178,939,287

Net increase in net assets resulting from operations	72,247,454	158,262,941

Distributions to shareholders from net investment income:
Class A	(3,879,800)	(4,688,286)

Class B	(275,097)	(215,906)

Class C	(443,821)	(303,014)

Class Y	(174,270)	(113,956)

Total distributions from net investment income	(4,772,988)	(5,321,162)

Share transactions–net:
Class A	4,154,200	(4,247,043)

Class B	(3,246,697)	(5,682,137)

Class C	3,480,978	(2,774,968)

Class Y	4,936,861	3,455,633

Net increase (decrease) in net assets resulting from share transactions	9,325,342	(9,248,515)

Net increase in net assets	76,799,808	143,693,264

Net assets:
Beginning of period	401,754,365	258,061,101

End of period (includes undistributed net investment income of $(50,663) and $4,686,466, respectively)	$478,554,173	$401,754,365

Notes to Financial Statements

April 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Asia Pacific Growth Fund, formerly AIM Asia Pacific Growth Fund, (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds), formerly AIM International Mutual Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean

9        Invesco Asia Pacific Growth Fund

between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to

10        Invesco Asia Pacific Growth Fund

federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.91%

Next $500 million	0.885%

Next $1.5 billion	0.86%

Next $2.5 billion	0.835%

Next $2.5 billion	0.81%

Next $2.5 billion	0.785%

Over $10 billion	0.76%

11        Invesco Asia Pacific Growth Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
  The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 2.25%, 3.00%, 3.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2010, the Adviser waived advisory fees of $13,881.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $538.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2010, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2010, IDI advised the Fund that IDI retained $46,534 in front-end sales commissions from the sale of Class A shares and $5,920, $39,233 and $904 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

12        Invesco Asia Pacific Growth Fund

  The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Australia	$10,725,909	$46,115,075	$—	$56,840,984

China	13,475,472	52,987,235	—	66,462,707

Hong Kong	—	39,900,507	—	39,900,507

India	—	10,898,895	—	10,898,895

Indonesia	—	45,336,099	—	45,336,099

Malaysia	—	42,683,602	—	42,683,602

Philippines	—	55,177,525	—	55,177,525

Singapore	—	17,749,520	—	17,749,520

South Korea	10,148,852	36,016,044	—	46,164,896

Taiwan	—	34,891,987	—	34,891,987

Thailand	4,024,470	32,786,985	—	36,811,455

United States	24,093,464	—	—	24,093,464

Total Investments	$62,468,167	$414,543,474	$—	$477,011,641

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2010, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $3,637.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2010, the Fund paid legal fees of $1,284 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

13        Invesco Asia Pacific Growth Fund

  The Fund had a capital loss carryforward as of October 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2016	$964,290

October 31, 2017	25,026,419

Total capital loss carryforward	$25,990,709

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2010 was $46,616,420 and $48,161,902, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$143,834,552

Aggregate unrealized (depreciation) of investment securities	(26,230,735)

Net unrealized appreciation of investment securities	$117,603,817

Cost of investments for tax purposes is $359,407,824.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2010(a)		October 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	1,952,412	$47,486,195	3,454,120	$60,680,266

Class B	126,471	2,904,320	289,173	4,891,901

Class C	429,284	9,957,295	802,180	13,499,209

Class Y(b)	263,117	6,651,831	266,298	4,623,630

Issued as reinvestment of dividends:
Class A	153,942	3,585,319	339,936	4,419,172

Class B	11,405	252,177	16,479	204,009

Class C	18,610	409,418	22,771	280,539

Class Y	6,558	152,858	8,633	112,231

Automatic conversion of Class B shares to Class A shares:
Class A	92,063	2,239,801	200,311	3,215,180

Class B	(97,157)	(2,239,801)	(211,152)	(3,215,180)

Reacquired:(c)
Class A(b)	(2,019,785)	(49,157,115)	(4,554,456)	(72,561,661)

Class B	(182,051)	(4,163,393)	(530,054)	(7,562,867)

Class C	(303,240)	(6,885,735)	(1,144,906)	(16,554,716)

Class Y	(75,285)	(1,867,828)	(67,768)	(1,280,228)

Net increase (decrease) in share activity	376,344	$9,325,342	(1,108,435)	$(9,248,515)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 7% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the Fund:

Class	Shares	Amount

Class Y	326,848	$5,710,032

Class A	(326,848)	(5,710,032)

(c)	Net of redemption fees of $10,767 and $32,065 for the six months ended April 30, 2010 and the year ended October 31, 2009, respectively.

14        Invesco Asia Pacific Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period(b)	Return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/10	$22.23	$0.02	$3.97	$3.99	$(0.29)	$—	$(0.29)	$25.93	18.07%	$353,442	1.63	%(e)	1.64	%(e)	0.17	%(e)	11%
Year ended 10/31/09	13.52	0.24	8.82	9.06	(0.35)	—	(0.35)	22.23	68.89	298,982	1.78		1.79		1.43		28
Year ended 10/31/08	35.16	0.34	(18.36)	(18.02)	(0.21)	(3.41)	(3.62)	13.52	(56.58)	189,403	1.67		1.68		1.34		25
Year ended 10/31/07	22.82	0.24	13.00	13.24	(0.10)	(0.80)	(0.90)	35.16	59.90	646,720	1.61		1.63		0.84		41
Year ended 10/31/06	16.41	0.14	6.39	6.53	(0.12)	—	(0.12)	22.82	39.97	292,771	1.83		1.85		0.68		58
Year ended 10/31/05	13.72	0.14	2.55	2.69	—	—	—	16.41	19.61	156,379	2.01		2.03		0.85		36

Class B
Six months ended 04/30/10	21.02	(0.07)	3.77	3.70	(0.17)	—	(0.17)	24.55	17.67	37,612	2.38	(e)	2.39	(e)	(0.58	)(e)	11
Year ended 10/31/09	12.65	0.11	8.37	8.48	(0.11)	—	(0.11)	21.02	67.63	35,178	2.53		2.54		0.68		28
Year ended 10/31/08	33.19	0.14	(17.23)	(17.09)	(0.04)	(3.41)	(3.45)	12.65	(56.91)	26,678	2.42		2.43		0.59		25
Year ended 10/31/07	21.65	0.02	12.32	12.34	—	(0.80)	(0.80)	33.19	58.70	92,295	2.36		2.38		0.09		41
Year ended 10/31/06	15.61	(0.01)	6.08	6.07	(0.03)	—	(0.03)	21.65	38.96	53,936	2.58		2.60		(0.07)		58
Year ended 10/31/05	13.14	0.03	2.44	2.47	—	—	—	15.61	18.80	35,600	2.69		2.71		0.17		36

Class C
Six months ended 04/30/10	20.92	(0.07)	3.75	3.68	(0.17)	—	(0.17)	24.43	17.65	68,709	2.38	(e)	2.39	(e)	(0.58	)(e)	11
Year ended 10/31/09	12.59	0.11	8.33	8.44	(0.11)	—	(0.11)	20.92	67.64	55,810	2.53		2.54		0.68		28
Year ended 10/31/08	33.06	0.14	(17.16)	(17.02)	(0.04)	(3.41)	(3.45)	12.59	(56.92)	37,630	2.42		2.43		0.59		25
Year ended 10/31/07	21.56	0.02	12.28	12.30	—	(0.80)	(0.80)	33.06	58.77	130,965	2.36		2.38		0.09		41
Year ended 10/31/06	15.55	(0.01)	6.05	6.04	(0.03)	—	(0.03)	21.56	38.92	54,898	2.58		2.60		(0.07)		58
Year ended 10/31/05	13.09	0.03	2.43	2.46	—	—	—	15.55	18.79	26,626	2.69		2.71		0.17		36

Class Y
Six months ended 04/30/10	22.28	0.05	3.98	4.03	(0.33)	—	(0.33)	25.98	18.24	18,791	1.38	(e)	1.39	(e)	0.42	(e)	11
Year ended 10/31/09	13.52	0.29	8.82	9.11	(0.35)	—	(0.35)	22.28	69.31	11,785	1.53		1.54		1.68		28
Year ended 10/31/08(f)	17.47	0.02	(3.97)	(3.95)	—	—	—	13.52	(22.61)	4,351	1.52	(g)	1.52	(g)	1.49	(g)	25

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $331,768, $37,183, $62,187 and $14,022 for Class A, Class B, Class C and Class Y Class shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

15        Invesco Asia Pacific Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/09)	(04/30/10)[1]	Period[2]	(04/30/10)	Period[2]	Ratio
A	$1,000.00	$1,181.70	$8.82	$1,016.71	$8.15	1.63%

B	1,000.00	1,177.20	12.85	1,012.99	11.88	2.38

C	1,000.00	1,177.10	12.85	1,012.99	11.88	2.38

Y	1,000.00	1,183.50	7.47	1,017.95	6.90	1.38

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2009 through April 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16        Invesco Asia Pacific Growth Fund

Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-06463 and 033-44611.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On April 30, 2010, Invesco Aim Distributors, Inc. became Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. became Invesco Investment Services, Inc., and AIM funds became Invesco funds. In addition, invescoaim.com became invesco.com.
APG-SAR-1             Invesco Distributors, Inc.

Invesco European Growth Fund
Semiannual Report to Shareholders ▪ April 30, 2010
Effective April 30, 2010, AIM European Growth Fund was renamed
Invesco European Growth Fund.

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

7	Financial Statements

9	Notes to Financial Statements

16	Financial Highlights

17	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/09 to 4/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.45%

Class B Shares	5.07

Class C Shares	5.06

Class R Shares	5.28

Class Y Shares	5.59

Investor Class Shares	5.46

MSCI EAFE Index▼ (Broad Market Index)	2.48

MSCI Europe Growth Index▼ (Style-Specific Index)	2.76

Lipper European Funds Index▼ (Peer Group Index)	3.29

▼Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI Europe Growth Index is an unmanaged index considered representative of European growth stocks.
     The Lipper European Funds Index is an unmanaged index considered representative of European funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.

2 Invesco European Growth Fund

Average Annual Total Returns
As of 4/30/10, including maximum applicable sales charges

Class A Shares

Inception (11/3/97)	11.06%

10 Years	3.80

5 Years	4.80

1 Year	31.07

Class B Shares

Inception (11/3/97)	11.08%

10 Years	3.81

5 Years	4.90

1 Year	32.64

Class C Shares

Inception (11/3/97)	10.79%

10 Years	3.66

5 Years	5.21

1 Year	36.67

Class R Shares

10 Years	4.18%

5 Years	5.73

1 Year	38.29

Class Y Shares

10 Years	4.43%

5 Years	6.08

1 Year	39.03

Investor Class Shares

10 Years	4.41%

5 Years	6.02

1 Year	38.72
Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on September 30, 2003. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may

Average Annual Total Returns
As of 3/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (11/3/97)	11.21%

10 Years	2.77

5 Years	4.28

1 Year	46.34

Class B Shares

Inception (11/3/97)	11.22%

10 Years	2.78

5 Years	4.39

1 Year	48.69

Class C Shares

Inception (11/3/97)	10.93%

10 Years	2.64

5 Years	4.70

1 Year	52.71

Class R Shares

10 Years	3.15%

5 Years	5.23

1 Year	54.44

Class Y Shares

10 Years	3.39%

5 Years	5.56

1 Year	55.17

Investor Class Shares

10 Years	3.38%

5 Years	5.51

1 Year	54.80
be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Investor Class shares was 1.66%, 2.41%, 2.41%, 1.91%, 1.41% and 1.66%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y shares and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

3 Invesco European Growth Fund

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
By all accounts, last year was a challenging time for all of us. Although the economy and financial markets whipsawed us, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from last year is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the Invesco Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the Invesco Funds’ “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen that Invesco is assuming the management of the Van Kampen family of mutual funds as well as Morgan Stanley’s retail funds. We view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
During the six months covered by this report, the U.S. economy strengthened, and – in the third quarter of 2009 – ended its year-long contraction and began growing again. Likewise, economies around the world recovered and major U.S. and global stock market indexes rallied impressively.

Timely communication
Our website, invesco.com, provides timely market commentary, investor education information and sector updates. The Investment Perspectives articles featured on our home page are written by Invesco’s investment professionals and cover a wide range of topics that are updated regularly. I invite you to read them.
     At invesco.com you also can access your Fund’s latest quarterly commentary. Simply click on Mutual Funds inside the Financial Products box. Then, in the Fund Information box, click on Quarterly
Commentary and select your Fund.
     Also on our website, you’ll find a commentary from me that discusses the name change we made on April 30 – from Invesco Aim to Invesco. Some of the changes related to this event include all AIM funds being renamed Invesco funds. (It’s important to note that the funds’ investment strategies and objectives have not changed.) For more information about the change, please read the shareholder Q&A on the account balance page at invesco.com.
Taking our business forward
Invesco’s acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, was completed on June 1, 2010. Our two companies have similar investment philosophies and cultures, as well as complementary investment expertise. I believe this combination represents the next step in our company’s evolution – and will allow us to better serve you through greater efficiencies and cost savings, a broader range of investment options, and a continued commitment to investment excellence, with complementary portfolio management expertise.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco

4 Invesco European Growth Fund

Schedule of Investments

April 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.05%
Austria–0.55%
Andritz AG	78,641	$4,854,819

Belgium–1.88%
Anheuser-Busch InBev N.V.	338,271	16,459,969

Bermuda–0.86%
VimpelCom Ltd.–ADR(a)	432,030	7,525,963

Denmark–1.90%
Novo Nordisk A.S.–Class B	203,555	16,625,697

France–4.06%
AXA S.A.	267,722	5,321,696

BNP Paribas	146,587	10,075,469

Danone S.A.	149,516	8,825,344

Total S.A.	208,439	11,295,102

		35,517,611

Germany–8.89%
Bayer AG	213,006	13,634,911

Bayerische Motoren Werke AG	267,868	13,125,764

Deutsche Boerse AG	119,315	9,300,128

Fresenius Medical Care AG & Co. KGaA	114,429	6,204,189

Puma AG Rudolf Dassler Sport	57,959	19,405,021

SAP AG	141,732	6,828,292

Wirecard AG	835,563	9,331,302

		77,829,607

Greece–1.63%
Intralot S.A.	2,226,503	9,566,746

Jumbo S.A.	645,113	4,717,231

		14,283,977

Ireland–2.91%
DCC PLC	407,847	10,868,265

Paddy Power PLC	417,196	14,616,937

		25,485,202

Italy–2.60%
Ansaldo STS S.p.A.	305,803	5,621,780

Finmeccanica S.p.A.	690,863	8,839,715

UniCredito Italiano S.p.A.	3,147,669	8,256,142

		22,717,637

Netherlands–5.79%
Aalberts Industries N.V.	837,136	13,765,885

Koninklijke (Royal) KPN N.V.	540,194	8,076,944

Koninklijke Ahold N.V.	770,622	10,589,179

TNT N.V.	372,837	11,457,661

Unilever N.V.	221,016	6,754,690

		50,644,359

Norway–4.09%
Petroleum Geo-Services A.S.A.(a)	472,367	6,448,992

Prosafe S.E.	2,168,647	12,016,099

TGS Nopec Geophysical Co. A.S.A.	902,461	17,321,828

		35,786,919

Russia–0.98%
Gazprom–ADR	370,787	8,606,829

Spain–0.97%
Telefonica S.A.	379,852	8,530,583

Sweden–2.89%
Intrum Justitia A.B.	810,101	9,613,604

Kinnevik Investment AB–Class B	403,826	7,412,493

Oriflame Cosmetics S.A.–SDR	145,581	8,310,932

		25,337,029

Switzerland–10.78%
Aryzta AG(a)	449,957	17,374,415

Dufry Group(a)	147,013	12,521,607

Nestle S.A.	347,781	16,972,487

Novartis AG	113,823	5,807,118

Roche Holding AG	142,159	22,469,101

Sonova Holding AG	36,619	4,569,719

Syngenta AG	57,711	14,653,709

		94,368,156

Turkey–3.57%
Haci Omer Sabanci Holding A.S.	3,826,299	17,340,737

Tupras-Turkiye Petrol Rafinerileri A.S.	630,483	13,928,900

		31,269,637

United Kingdom–35.70%
Amlin PLC	2,260,983	12,950,581

BAE Systems PLC	163,550	859,547

Balfour Beatty PLC	2,145,257	9,081,076

BG Group PLC	446,486	7,495,087

British American Tobacco PLC	321,997	10,117,819

Bunzl PLC	733,895	8,567,737

Capita Group PLC	468,933	5,724,519

Centrica PLC	1,873,838	8,396,623

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco European Growth Fund

	Shares	Value

United Kingdom–(continued)

Chemring Group PLC	247,837	$13,812,707

Compass Group PLC	1,842,815	15,039,235

Homeserve PLC	678,386	20,807,788

IG Group Holdings PLC	2,002,117	12,454,701

Imperial Tobacco Group PLC	582,222	16,629,056

Informa PLC	2,591,598	15,731,638

International Power PLC	2,511,089	12,685,038

Lancashire Holdings Ltd.	1,049,341	7,424,226

Mitie Group PLC	3,720,824	13,353,706

Next PLC	137,794	4,837,797

Reckitt Benckiser Group PLC	373,461	19,379,399

Reed Elsevier PLC	888,193	6,990,808

Shire PLC	895,197	19,761,486

Tesco PLC	2,088,642	13,891,600

Ultra Electronics Holdings PLC	547,110	12,973,018

United Business Media Ltd.	671,954	5,638,440

Vodafone Group PLC	6,826,536	15,179,242

VT Group PLC	1,174,467	13,439,313

WPP PLC	871,306	9,261,942

		312,484,129

Total Common Stocks & Other Equity Interests (Cost $646,141,304)		788,328,123

Money Market Funds–8.36%
Liquid Assets Portfolio–Institutional Class(b)	36,588,531	36,588,531

Premier Portfolio–Institutional Class(b)	36,588,531	36,588,531

Total Money Market Funds (Cost $73,177,062)		73,177,062

TOTAL INVESTMENTS–98.41% (Cost $719,318,366)		861,505,185

OTHER ASSETS LESS LIABILITIES–1.59%		13,912,617

NET ASSETS–100.00%		$875,417,802

Investment Abbreviations:

ADR	– American Depositary Receipt
SDR	– Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2010

Industrials	18.7%

Consumer Staples	16.6

Consumer Discretionary	15.0

Financials	10.3

Health Care	10.2

Energy	8.8

Telecommunication Services	4.5

Utilities	2.4

Information Technology	1.8

Materials	1.7

Money Market Funds Plus Other Assets Less Liabilities	10.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco European Growth Fund

Statement of Assets and Liabilities

April 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $646,141,304)	$788,328,123

Investments in affiliated money market funds, at value and cost	73,177,062

Total investments, at value (Cost $719,318,366)	861,505,185

Cash	2,344,799

Foreign currencies, at value (Cost $8,365,993)	8,399,847

Receivables for:
Investments sold	3,698,169

Fund shares sold	1,125,592

Dividends	4,211,104

Investment for trustee deferred compensation and retirement plans	62,150

Other assets	37,517

Total assets	881,384,363

Liabilities:
Payables for:
Investments purchased	3,346,126

Fund shares reacquired	1,746,938

Accrued fees to affiliates	535,883

Accrued other operating expenses	176,854

Trustee deferred compensation and retirement plans	160,760

Total liabilities	5,966,561

Net assets applicable to shares outstanding	$875,417,802

Net assets consist of:
Shares of beneficial interest	$796,818,744

Undistributed net investment income	5,522,104

Undistributed net realized gain (loss)	(69,180,891)

Unrealized appreciation	142,257,845

$875,417,802

Net Assets:
Class A	$428,783,830

Class B	$34,583,180

Class C	$57,214,205

Class R	$16,628,807

Class Y	$163,705,923

Investor Class	$174,501,857

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Class A	15,457,949

Class B	1,323,167

Class C	2,187,263

Class R	601,311

Class Y	5,891,070

Investor Class	6,302,807

Class A:
Net asset value per share	$27.74

Maximum offering price per share
(Net asset value of $27.74 divided by 94.50%)	$29.35

Class B:
Net asset value and offering price per share	$26.14

Class C:
Net asset value and offering price per share	$26.16

Class R:
Net asset value and offering price per share	$27.65

Class Y:
Net asset value and offering price per share	$27.79

Investor Class:
Net asset value and offering price per share	$27.69

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco European Growth Fund

Statement of Operations

For the six months ended April 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $814,256)	$12,339,025

Dividends from affiliated money market funds	40,913

Total investment income	12,379,938

Expenses:
Advisory fees	3,976,019

Administrative services fees	125,710

Custodian fees	216,192

Distribution fees:
Class A	554,106

Class B	191,282

Class C	298,891

Class R	41,831

Investor Class	178,413

Transfer agent fees	1,010,926

Trustees’ and officers’ fees and benefits	23,680

Other	153,021

Total expenses	6,770,071

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(74,381)

Net expenses	6,695,690

Net investment income	5,684,248

Realized and unrealized gain from:
Net realized gain from:
Investment securities	22,478,790

Foreign currencies	280,572

22,759,362

Change in net unrealized appreciation of:
Investment securities	15,968,258

Foreign currencies	3,931

15,972,189

Net realized and unrealized gain	38,731,551

Net increase in net assets resulting from operations	$44,415,799

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco European Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2010 and the year ended October 31, 2009
(Unaudited)

	April 30,	October 31,
	2010	2009

Operations:
Net investment income	$5,684,248	$9,090,037

Net realized gain (loss)	22,759,362	(89,599,947)

Change in net unrealized appreciation	15,972,189	247,939,224

Net increase in net assets resulting from operations	44,415,799	167,429,314

Distributions to shareholders from net investment income:
Class A	(6,045,526)	(14,054,472)

Class B	(289,814)	(867,366)

Class C	(441,336)	(1,170,999)

Class R	(192,013)	(424,982)

Class Y	(1,998,716)	(179,135)

Investor Class	(2,436,731)	(5,350,869)

Total distributions from net investment income	(11,404,136)	(22,047,823)

Distributions to shareholders from net realized gains:
Class A	—	(24,532,024)

Class B	—	(2,909,127)

Class C	—	(3,927,540)

Class R	—	(879,365)

Class Y	—	(310,669)

Investor Class	—	(9,173,489)

Total distributions from net realized gains	—	(41,732,214)

Share transactions–net:
Class A	(32,463,540)	(41,789,081)

Class B	(6,505,814)	(13,297,898)

Class C	(5,299,915)	(12,977,003)

Class R	(1,009,795)	(189,614)

Class Y	75,717,059	76,399,811

Investor Class	(10,819,810)	(3,301,594)

Net increase in net assets resulting from share transactions	19,618,185	4,844,621

Net increase in net assets	52,629,848	108,493,898

Net assets:
Beginning of period	822,787,954	714,294,056

End of period (includes undistributed net investment income of $5,522,104 and $11,241,992, respectively)	$875,417,802	$822,787,954

Notes to Financial Statements

April 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco European Growth Fund, formerly AIM European Growth Fund, (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds), formerly AIM International Mutual Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each

9        Invesco European Growth Fund

authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Investor Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Effective April 1, 2010, Class R shares are no longer subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from

10        Invesco European Growth Fund

investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco European Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.91%

Next $500 million	0.885%

Next $1.5 billion	0.86%

Next $2.5 billion	0.835%

Next $2.5 billion	0.81%

Next $2.5 billion	0.785%

Over $10 billion	0.76%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
  The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Investor Class shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2010, the Adviser waived advisory fees of $67,227.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $984.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance

12        Invesco European Growth Fund

to the shareholder. During the six months ended April 30, 2010, IDI advised the Fund that IDI retained $22,434 in front-end sales commissions from the sale of Class A shares and $9, $41,873 and $1,930 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Austria	$—	$4,854,819	$—	$4,854,819

Belgium	—	16,459,969	—	16,459,969

Bermuda	7,525,963	—	—	7,525,963

Denmark	—	16,625,697	—	16,625,697

France	—	35,517,611	—	35,517,611

Germany	29,139,228	48,690,379	—	77,829,607

Greece	—	14,283,977	—	14,283,977

Ireland	—	25,485,202	—	25,485,202

Italy	—	22,717,637	—	22,717,637

Netherlands	35,812,725	14,831,634	—	50,644,359

Norway	—	35,786,919	—	35,786,919

Russia	—	8,606,829	—	8,606,829

Spain	—	8,530,583	—	8,530,583

Sweden	8,310,932	17,026,097	—	25,337,029

Switzerland	44,413,234	49,954,922	—	94,368,156

Turkey	—	31,269,637	—	31,269,637

United Kingdom	149,821,671	162,662,458	—	312,484,129

United States	73,177,062	—	—	73,177,062

Total Investments	$348,200,815	$513,304,370	$—	$861,505,185

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,170.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall

13        Invesco European Growth Fund

be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2010, the Fund paid legal fees of $1,613 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $91,940,253 of capital loss carryforward in the fiscal year ending October 31, 2010.
  The Fund had a capital loss carryforward as of October 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2017	$91,940,253

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2010 was $131,550,089 and $116,126,300, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$204,140,294

Aggregate unrealized (depreciation) of investment securities	(61,953,475)

Net unrealized appreciation of investment securities	$142,186,819

Cost of investments for tax purposes is $719,318,366.

14        Invesco European Growth Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2010(a)		October 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	516,445	$14,278,113	1,475,187	$33,261,205

Class B	41,583	1,086,713	138,740	2,789,798

Class C	97,239	2,529,394	241,381	5,086,595

Class R	123,084	3,389,609	319,776	6,984,583

Class Y	2,981,474	82,987,147	3,024,269	78,370,407

Investor Class	138,081	3,808,487	323,015	7,068,368

Issued as reinvestment of dividends:
Class A	203,191	5,549,150	1,836,980	35,894,596

Class B	10,629	274,323	193,377	3,575,537

Class C	15,328	395,924	255,677	4,732,600

Class R	7,027	191,567	66,693	1,301,182

Class Y	22,909	626,323	24,655	482,008

Investor Class	86,998	2,371,578	715,676	13,955,686

Automatic conversion of Class B shares to Class A shares:
Class A	126,695	3,470,301	401,808	8,348,202

Class B	(134,368)	(3,470,301)	(426,150)	(8,348,202)

Reacquired:(b)
Class A	(2,023,027)	(55,761,104)	(5,739,028)	(119,293,084)

Class B	(169,156)	(4,396,549)	(578,410)	(11,315,031)

Class C	(316,301)	(8,225,233)	(1,156,957)	(22,796,198)

Class R	(166,441)	(4,590,971)	(366,959)	(8,475,379)

Class Y	(285,088)	(7,896,411)	(103,540)	(2,452,604)

Investor Class	(616,444)	(16,999,875)	(1,142,853)	(24,325,648)

Net increase (decrease) in share activity	659,858	$19,618,185	(496,663)	$4,844,621

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $14,783 and $8,854 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2010 and the year ended October 31, 2009, respectively.

15        Invesco European Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period(b)	Return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/10	$26.66	$0.18	$1.27	$1.45	$(0.37)	$—	$(0.37)	$27.74	5.45%	$428,784	1.48	%(e)	1.50	%(e)	1.34	%(e)	15%
Year ended 10/31/09	22.86	0.32	5.64	5.96	(0.78)	(1.38)	(2.16)	26.66	29.54	443,525	1.64		1.65		1.48		21
Year ended 10/31/08	49.22	0.63	(23.02)	(22.39)	(0.58)	(3.39)	(3.97)	22.86	(49.17)	426,609	1.49		1.50		1.66		18
Year ended 10/31/07	39.83	0.56	11.52	12.08	(0.31)	(2.38)	(2.69)	49.22	31.84	1,095,988	1.47		1.49		1.28		20
Year ended 10/31/06	31.11	0.31	10.70	11.01	(0.21)	(2.08)	(2.29)	39.83	37.44	768,769	1.58		1.60		0.87		28
Year ended 10/31/05	26.23	0.21	4.70	4.91	(0.03)	—	(0.03)	31.11	18.74	496,328	1.70		1.72		0.71		48

Class B
Six months ended 04/30/10	25.06	0.08	1.19	1.27	(0.19)	—	(0.19)	26.14	5.07	34,583	2.23	(e)	2.25	(e)	0.59	(e)	15
Year ended 10/31/09	21.37	0.15	5.33	5.48	(0.41)	(1.38)	(1.79)	25.06	28.60	39,459	2.39		2.40		0.73		21
Year ended 10/31/08	46.29	0.33	(21.59)	(21.26)	(0.27)	(3.39)	(3.66)	21.37	(49.56)	48,021	2.24		2.25		0.91		18
Year ended 10/31/07	37.63	0.22	10.87	11.09	(0.05)	(2.38)	(2.43)	46.29	30.87	177,053	2.22		2.24		0.53		20
Year ended 10/31/06	29.53	0.04	10.15	10.19	(0.01)	(2.08)	(2.09)	37.63	36.39	161,405	2.33		2.35		0.12		28
Year ended 10/31/05	25.03	0.01	4.49	4.50	—	—	—	29.53	17.98	144,211	2.39		2.41		0.02		48

Class C
Six months ended 04/30/10	25.08	0.08	1.19	1.27	(0.19)	—	(0.19)	26.16	5.06	57,214	2.23	(e)	2.25	(e)	0.59	(e)	15
Year ended 10/31/09	21.39	0.15	5.33	5.48	(0.41)	(1.38)	(1.79)	25.08	28.57	59,971	2.39		2.40		0.73		21
Year ended 10/31/08	46.31	0.33	(21.59)	(21.26)	(0.27)	(3.39)	(3.66)	21.39	(49.53)	65,252	2.24		2.25		0.91		18
Year ended 10/31/07	37.65	0.22	10.87	11.09	(0.05)	(2.38)	(2.43)	46.31	30.84	182,178	2.22		2.24		0.53		20
Year ended 10/31/06	29.54	0.04	10.16	10.20	(0.01)	(2.08)	(2.09)	37.65	36.41	103,675	2.33		2.35		0.12		28
Year ended 10/31/05	25.05	0.01	4.48	4.49	—	—	—	29.54	17.92	63,806	2.39		2.41		0.02		48

Class R
Six months ended 04/30/10	26.56	0.15	1.25	1.40	(0.31)	—	(0.31)	27.65	5.28	16,629	1.73	(e)	1.75	(e)	1.09	(e)	15
Year ended 10/31/09	22.70	0.27	5.63	5.90	(0.66)	(1.38)	(2.04)	26.56	29.24	16,933	1.89		1.90		1.23		21
Year ended 10/31/08	48.90	0.53	(22.86)	(22.33)	(0.48)	(3.39)	(3.87)	22.70	(49.28)	14,030	1.74		1.75		1.41		18
Year ended 10/31/07	39.60	0.45	11.45	11.90	(0.22)	(2.38)	(2.60)	48.90	31.53	25,129	1.72		1.74		1.03		20
Year ended 10/31/06	30.96	0.22	10.66	10.88	(0.16)	(2.08)	(2.24)	39.60	37.11	11,081	1.83		1.85		0.62		28
Year ended 10/31/05	26.13	0.16	4.68	4.84	(0.01)	—	(0.01)	30.96	18.52	4,767	1.89		1.91		0.52		48

Class Y
Six months ended 04/30/10	26.73	0.22	1.27	1.49	(0.43)	—	(0.43)	27.79	5.59	163,706	1.23	(e)	1.25	(e)	1.59	(e)	15
Year ended 10/31/09	22.87	0.42	5.61	6.03	(0.79)	(1.38)	(2.17)	26.73	29.84	84,793	1.39		1.40		1.73		21
Year ended 10/31/08(f)	28.09	0.03	(5.25)	(5.22)	—	—	—	22.87	(18.58)	5,177	1.34	(g)	1.35	(g)	1.81	(g)	18

Investor Class
Six months ended 04/30/10	26.61	0.19	1.26	1.45	(0.37)	—	(0.37)	27.69	5.46	174,502	1.43	(e)	1.45	(e)	1.39	(e)	15
Year ended 10/31/09	22.83	0.32	5.64	5.96	(0.80)	(1.38)	(2.18)	26.61	29.58	178,106	1.64		1.65		1.48		21
Year ended 10/31/08	49.14	0.64	(22.98)	(22.34)	(0.58)	(3.39)	(3.97)	22.83	(49.14)	155,205	1.47		1.48		1.69		18
Year ended 10/31/07	39.78	0.56	11.50	12.06	(0.32)	(2.38)	(2.70)	49.14	31.80	376,835	1.47		1.49		1.28		20
Year ended 10/31/06	31.08	0.32	10.69	11.01	(0.23)	(2.08)	(2.31)	39.78	37.50	266,510	1.55		1.57		0.91		28
Year ended 10/31/05	26.22	0.24	4.69	4.93	(0.07)	—	(0.07)	31.08	18.82	202,323	1.63		1.65		0.78		48

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $446,958, $38,573, $60,274, $16,871, $141,465 and $180,654 for Class A, Class B, Class C, Class R, Class Y, and Investor Class shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

16        Invesco European Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/09)	(04/30/10)[1]	Period[2]	(04/30/10)	Period[2]	Ratio
A	$1,000.00	$1,054.50	$7.54	$1,017.46	$7.40	1.48%

B	1,000.00	1,050.70	11.34	1,013.74	11.13	2.23

C	1,000.00	1,050.60	11.34	1,013.74	11.13	2.23

R	1,000.00	1,052.80	8.81	1,016.22	8.65	1.73

Y	1,000.00	1,055.90	6.27	1,018.70	6.16	1.23

Investor	1,000.00	1,054.60	7.28	1,017.70	7.15	1.43

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2009 through April 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco European Growth Fund

Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-06463 and 033-44611.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On April 30, 2010, Invesco Aim Distributors, Inc. became Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. became Invesco Investment Services, Inc., and AIM funds became Invesco funds. In addition, invescoaim.com became invesco.com.

EGR-SAR-1	Invesco Distributors, Inc.

Invesco Global Growth Fund
Semiannual Report to Shareholders ▪ April 30, 2010

Effective April 30, 2010, AIM Global Growth Fund was renamed Invesco Global Growth Fund.

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 10/31/09 to 4/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares*	8.09%

Class B Shares*	7.67

Class C Shares*	7.73

Class Y Shares*	8.24

Institutional Class Shares*	8.37

MSCI World Index▼ (Broad Market Index)	9.40

MSCI World Growth Index▼ (Style-Specific Index)	10.51

Lipper Global Large-Cap Growth Funds Index▼ (Peer Group Index)	10.85

▼Lipper Inc.
* Performance includes litigation proceeds. Had these proceeds not been received, these returns would have been lower.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The MSCI World Growth Index is an unmanaged index considered representative of growth stocks of developed countries.
     The Lipper Global Large-Cap Growth Funds Index is an unmanaged index considered representative of global large-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses. Performance of the peer group reflects fund expenses; performance of a market index does not.

2                      Invesco Global Growth Fund

Average Annual Total Returns
As of 4/30/10, including maximum applicable
sales charges

Class A Shares

Inception (9/15/94)	5.53%

10 Years	-2.80

5 Years	3.17

1 Year	26.80

Class B Shares

Inception (9/15/94)	5.62%

10 Years	-2.72

5 Years	3.23

1 Year	28.14

Class C Shares

Inception (8/4/97)	1.86%

10 Years	-2.86

5 Years	3.58

1 Year	32.21

Class Y Shares

10 Years	-2.20%

5 Years	4.44

1 Year	34.50

Institutional Class Shares

10 Years	-2.08%

5 Years	4.70

1 Year	34.96

Performance includes litigation proceeds. Had these proceeds not been received, these returns would have been lower.
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on September 28, 2007. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or sell shares. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would

Average Annual Total Returns
As of 3/31/10, the most recent calendar quarter-end,
including maximum applicable sales charges

Class A Shares

Inception (9/15/94)	5.64%

10 Years	-3.49

5 Years	2.77

1 Year	35.69

Class B Shares

Inception (9/15/94)	5.73%

10 Years	-3.41

5 Years	2.81

1 Year	37.57

Class C Shares

Inception (8/4/97)	1.96%

10 Years	-3.55

5 Years	3.15

1 Year	41.46

Class Y Shares

10 Years	-2.90%

5 Years	4.03

1 Year	43.92

Institutional Class Shares

10 Years	-2.78%

5 Years	4.29

1 Year	44.53

Performance includes litigation proceeds. Had these proceeds not been received, these returns would have been lower.
pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or a loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.81%, 2.56%, 2.56%, 1.56% and 1.09%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and

Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

3                    Invesco Global Growth Fund

Letters to Shareholders

    Bruce Crockett Dear Fellow Shareholders:
By all accounts, last year was a challenging time for all of us. Although the economy and financial markets whipsawed us, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from last year is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the Invesco Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the Invesco Funds’ “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen that Invesco is assuming the management of the Van Kampen family of mutual funds as well as Morgan Stanley’s retail funds. We view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

    Philip Taylor Dear Shareholders:
During the six months covered by this report, the U.S. economy strengthened, and – in the third quarter of 2009 – ended its year-long contraction and began growing again. Likewise, economies around the world recovered and major U.S. and global stock market indexes rallied impressively.
Timely communication
Our website, invesco.com, provides timely market commentary, investor education information and sector updates. The Investment Perspectives articles featured on our home page are written by Invesco’s investment professionals and cover a wide range of topics that are updated regularly. I invite you to read them.
     At invesco.com you also can access your Fund’s latest quarterly commentary. Simply click on Mutual Funds inside the Financial Products box. Then, in the Fund Information box, click on Quarterly Commentary and select your Fund.
     Also on our website, you’ll find a commentary from me that discusses the name change we made on April 30 – from Invesco Aim to Invesco. Some of the changes related to this event include all AIM funds being renamed Invesco funds. (It’s important to note that the funds’ investment strategies and objectives have not changed.) For more information about the change, please read the shareholder Q&A on the account balance page at invesco.com.
Taking our business forward
Invesco’s acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, was completed on June 1, 2010. Our two companies have similar investment philosophies and cultures, as well as complementary investment expertise. I believe this combination represents the next step in our company’s evolution – and will allow us to better serve you through greater efficiencies and cost savings, a broader range of investment options, and a continued commitment to investment excellence, with complementary portfolio management expertise.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
4                    Invesco Global Growth Fund

Schedule of Investments

April 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.23%
Australia–4.91%
BHP Billiton Ltd.	141,167	$5,156,067

Cochlear Ltd.	47,870	3,261,198

CSL Ltd.	43,086	1,291,029

QBE Insurance Group Ltd.	112,765	2,193,689

		11,901,983

Belgium–1.83%
Anheuser-Busch InBev N.V.	91,388	4,446,860

Canada–1.69%
Suncor Energy, Inc.	69,923	2,387,195

Talisman Energy Inc.	100,345	1,706,487

		4,093,682

China–0.48%
Industrial and Commercial Bank of China Ltd.–Class H(a)	1,597,000	1,171,541

Denmark–1.57%
Novo Nordisk A.S.–Class B	46,618	3,807,604

France–4.20%
AXA S.A.	89,303	1,775,138

BNP Paribas	42,826	2,943,590

Danone S.A.	40,076	2,365,529

Total S.A.	57,252	3,102,429

		10,186,686

Germany–6.66%
Adidas AG	47,439	2,785,753

Bayer AG	55,892	3,577,751

Bayerische Motoren Werke AG	73,644	3,608,620

Fresenius Medical Care AG & Co. KGaA	22,542	1,222,197

Puma AG Rudolf Dassler Sport	9,573	3,205,098

SAP AG	36,489	1,757,948

		16,157,367

Hong Kong–1.46%
Hutchison Whampoa Ltd.	253,000	1,733,552

Li & Fung Ltd.	374,000	1,817,348

		3,550,900

India–1.63%
Infosys Technologies Ltd.–ADR	66,132	3,959,984

Ireland–2.19%
Cooper Industries PLC	53,653	2,634,362

Ingersoll-Rand PLC	72,083	2,665,629

		5,299,991

Israel–3.35%
Teva Pharmaceutical Industries Ltd.–ADR	138,359	8,125,824

Italy–1.94%
Finmeccanica S.p.A.	221,544	2,834,695

UniCredito Italiano S.p.A.	708,767	1,859,052

		4,693,747

Japan–5.30%
Hoya Corp.	70,500	1,938,674

Keyence Corp.	10,700	2,551,197

Komatsu Ltd.	79,500	1,604,019

Nidec Corp.	42,700	4,421,786

Toyota Motor Corp.	60,600	2,339,755

		12,855,431

Mexico–1.97%
America Movil S.A.B de C.V.–Series L–ADR	43,887	2,259,303

Grupo Televisa S.A.–ADR	121,120	2,516,873

		4,776,176

Netherlands–2.74%
Koninklijke Ahold N.V.	138,796	1,907,207

TNT N.V.	73,504	2,258,853

Unilever N.V.	80,974	2,474,727

		6,640,787

Philippines–1.21%
Philippine Long Distance Telephone Co.	52,380	2,928,215

Russia–0.93%
Gazprom–ADR	97,442	2,261,856

Singapore–0.96%
United Overseas Bank Ltd.	158,000	2,314,796

South Korea–1.61%
Hyundai Mobis	23,462	3,896,468

Spain–0.43%
Telefonica S.A.	45,900	1,030,806

Switzerland–7.02%
Nestle S.A.	95,563	4,663,687

Novartis AG	22,736	1,159,964

Roche Holding AG	39,304	6,212,238

Sonova Holding AG	6,496	810,642

Syngenta AG	16,440	4,174,369

		17,020,900

Taiwan–2.23%
Hon Hai Precision Industry Co., Ltd.	446,000	2,083,181

MediaTek Inc.	73,000	1,228,119

Taiwan Semiconductor Manufacturing Co. Ltd.	1,077,428	2,101,425

		5,412,725

United Kingdom–12.90%
BAE Systems PLC	41,915	220,287

BG Group PLC	129,697	2,177,202

British American Tobacco PLC	49,547	1,556,870

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Global Growth Fund

	Shares	Value

United Kingdom–(continued)

Centrica PLC	516,888	$2,316,163

Compass Group PLC	346,700	2,829,423

Imperial Tobacco Group PLC	159,982	4,569,304

Next PLC	38,182	1,340,528

Reckitt Benckiser Group PLC	85,185	4,420,365

Reed Elsevier PLC	212,211	1,670,275

Tesco PLC	473,481	3,149,132

Vodafone Group PLC	1,551,863	3,450,667

WPP PLC	335,447	3,565,786

		31,266,002

United States–25.02%
Apple Inc.(b)	33,723	8,805,750

Cameron International Corp.(b)	55,924	2,206,761

Cardinal Health, Inc.	75,182	2,608,064

Carnival Corp.(c)	74,016	3,086,467

Charles Schwab Corp. (The)	59,868	1,154,854

Chubb Corp.	35,552	1,879,634

Cisco Systems, Inc.(b)	95,690	2,575,975

CME Group Inc.	7,624	2,503,798

Corning Inc.	62,185	1,197,061

Costco Wholesale Corp.	40,457	2,390,200

Exxon Mobil Corp.	16,139	1,095,031

Freeport-McMoRan Copper & Gold Inc.	13,630	1,029,474

Gilead Sciences, Inc.(b)	55,551	2,203,708

Google Inc.–Class A(b)	8,731	4,587,617

Intel Corp.	112,108	2,559,426

Johnson Controls, Inc.	77,029	2,587,404

JPMorgan Chase & Co.	37,118	1,580,484

Microsoft Corp.	129,509	3,955,205

Occidental Petroleum Corp.	43,208	3,830,821

PepsiCo, Inc.	37,879	2,470,468

UnitedHealth Group Inc.	135,864	4,118,038

Walgreen Co.	63,190	2,221,128

		60,647,368

Total Common Stocks & Other Equity Interests (Cost $193,943,911)		228,447,699

Money Market Funds–4.87%
Liquid Assets Portfolio–Institutional Class(d)	5,907,847	5,907,847

Premier Portfolio–Institutional Class(d)	5,907,847	5,907,847

Total Money Market Funds (Cost $11,815,694)		11,815,694

TOTAL INVESTMENTS–99.10% (Cost $205,759,605)		240,263,393

OTHER ASSETS LESS LIABILITIES–0.90%		2,174,390

NET ASSETS–100.00%		$242,437,783

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2010 represented 0.48% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	Each unit represents one common share with paired trust share.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2010

Information Technology	18.0%

Health Care	15.8

Consumer Staples	15.1

Consumer Discretionary	14.5

Financials	8.0

Energy	7.7

Industrials	5.8

Materials	4.3

Telecommunication Services	4.0

Utilities	1.0

Money Market Funds Plus Other Assets Less Liabilities	5.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Global Growth Fund

Statement of Assets and Liabilities

April 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $193,943,911)	$228,447,699

Investments in affiliated money market funds, at value and cost	11,815,694

Total investments, at value (Cost $205,759,605)	240,263,393

Cash	493,518

Foreign currencies, at value (Cost $2,600,177)	2,616,646

Receivables for:
Investments sold	669,462

Fund shares sold	33,634

Dividends	730,392

Investment for trustee deferred compensation and retirement plans	45,682

Other assets	26,928

Total assets	244,879,655

Liabilities:
Payables for:
Investments purchased	1,821,696

Fund shares reacquired	214,054

Accrued fees to affiliates	224,680

Accrued other operating expenses	82,942

Trustee deferred compensation and retirement plans	98,500

Total liabilities	2,441,872

Net assets applicable to shares outstanding	$242,437,783

Net assets consist of:
Shares of beneficial interest	$328,393,062

Undistributed net investment income	386,696

Undistributed net realized gain (loss)	(120,871,781)

Unrealized appreciation	34,529,806

$242,437,783

Net Assets:
Class A	$209,727,679

Class B	$17,284,250

Class C	$13,109,242

Class Y	$1,390,450

Institutional Class	$926,162

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Class A	10,032,684

Class B	879,012

Class C	666,584

Class Y	66,376

Institutional Class	44,285

Class A:
Net asset value per share	$20.90

Maximum offering price per share
(Net asset value of $20.90 divided by 94.50%)	$22.12

Class B:
Net asset value and offering price per share	$19.66

Class C:
Net asset value and offering price per share	$19.67

Class Y:
Net asset value and offering price per share	$20.95

Institutional Class:
Net asset value and offering price per share	$20.91

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Global Growth Fund

Statement of Operations

For the six months ended April 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $197,091)	$2,593,729

Dividends from affiliated money market funds	4,678

Total investment income	2,598,407

Expenses:
Advisory fees	981,809

Administrative services fees	48,063

Custodian fees	65,817

Distribution fees:
Class A	263,567

Class B	94,158

Class C	67,101

Transfer agent fees — Retail	480,504

Transfer agent fees — Institutional	478

Trustees’ and officers’ fees and benefits	14,297

Other	100,085

Total expenses	2,115,879

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(11,180)

Net expenses	2,104,699

Net investment income	493,708

Realized and unrealized gain from:
Net realized gain from:
Investment securities (includes net gains from securities sold to affiliates of $31,047)	10,759,875

Foreign currencies	30,615

10,790,490

Change in net unrealized appreciation of:
Investment securities	7,792,743

Foreign currencies	21,718

7,814,461

Net realized and unrealized gain	18,604,951

Net increase in net assets resulting from operations	$19,098,659

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Global Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2010 and the year ended October 31, 2009
(Unaudited)

	April 30,	October 31,
	2010	2009

Operations:
Net investment income	$493,708	$1,598,505

Net realized gain (loss)	10,790,490	(18,867,595)

Change in net unrealized appreciation	7,814,461	56,242,426

Net increase in net assets resulting from operations	19,098,659	38,973,336

Distributions to shareholders from net investment income:
Class A	(1,916,434)	(2,660,193)

Class B	(44,533)	(5,525)

Class C	(31,053)	(2,860)

Class Y	(15,589)	(11,795)

Institutional Class	(14,783)	(20,615)

Total distributions from net investment income	(2,022,392)	(2,700,988)

Share transactions–net:
Class A	(9,421,201)	(16,581,265)

Class B	(3,436,068)	(8,960,819)

Class C	(1,057,047)	(1,605,102)

Class Y	(100,762)	307,638

Institutional Class	(153,501)	(154,120)

Net increase (decrease) in net assets resulting from share transactions	(14,168,579)	(26,993,668)

Net increase in net assets	2,907,688	9,278,680

Net assets:
Beginning of period	239,530,095	230,251,415

End of period (includes undistributed net investment income of $386,696 and $1,915,380, respectively)	$242,437,783	$239,530,095

Notes to Financial Statements

April 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Growth Fund, formerly AIM Global Growth Fund, (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds), formerly AIM International Mutual Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by

9        Invesco Global Growth Fund

independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

10        Invesco Global Growth Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco Global Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.80%

Next $250 million	0.78%

Next $500 million	0.76%

Next $1.5 billion	0.74%

Next $2.5 billion	0.72%

Next $2.5 billion	0.70%

Next $2.5 billion	0.68%

Over $10 billion	0.66%

  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
  The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2010, the Adviser waived advisory fees of $7,350.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $530.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2010, IDI advised the Fund that IDI retained $7,067 in front-end sales commissions from the sale of Class A shares and $0, $17,051 and $234 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

12        Invesco Global Growth Fund

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Australia	$1,291,029	$10,610,954	$—	$11,901,983

Belgium	—	4,446,860	—	4,446,860

Canada	4,093,682	—	—	4,093,682

China	—	1,171,541	—	1,171,541

Denmark	—	3,807,604	—	3,807,604

France	—	10,186,686	—	10,186,686

Germany	4,799,948	11,357,419	—	16,157,367

Hong Kong	—	3,550,900	—	3,550,900

India	3,959,984	—	—	3,959,984

Ireland	5,299,991	—	—	5,299,991

Israel	8,125,824	—	—	8,125,824

Italy	—	4,693,747	—	4,693,747

Japan	4,421,786	8,433,645	—	12,855,431

Mexico	4,776,176	—	—	4,776,176

Netherlands	4,166,060	2,474,727	—	6,640,787

Philippines	—	2,928,215	—	2,928,215

Russia	—	2,261,856	—	2,261,856

Singapore	—	2,314,796	—	2,314,796

South Korea	—	3,896,468	—	3,896,468

Spain	—	1,030,806	—	1,030,806

Switzerland	7,022,880	9,998,020	—	17,020,900

Taiwan	—	5,412,725	—	5,412,725

United Kingdom	12,587,645	18,678,357	—	31,266,002

United States	72,463,062	—	—	72,463,062

Total Investments	$133,008,067	$107,255,326	$—	$240,263,393

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2010, the Fund engaged in securities sales of $256,124, which resulted in net realized gains of $31,047.

13        Invesco Global Growth Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,300.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2010, the Fund paid legal fees of $1,151 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation difference is attributable primarily to wash sales.
  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2010	$101,042,257

October 31, 2011	11,321,620

October 31, 2017	19,241,803

Total capital loss carryforward	$131,605,680

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2010 was $53,314,036 and $70,784,790, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$45,471,492

Aggregate unrealized (depreciation) of investment securities	(11,024,295)

Net unrealized appreciation of investment securities	$34,447,197

Cost of investments for tax purposes is $205,816,196.

14        Invesco Global Growth Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2010		October 31, 2009(a)
	Shares	Amount	Shares	Amount

Sold:
Class A	189,774	$3,939,121	528,607	$8,808,191

Class B	43,920	855,130	125,885	1,948,676

Class C	32,497	634,408	96,504	1,490,379

Class Y	2,969	61,282	40,004	656,794

Institutional Class	1,662	34,377	12,032	194,140

Issued as reinvestment of dividends:
Class A	85,487	1,755,908	161,771	2,484,806

Class B	2,252	43,653	370	5,363

Class C	1,523	29,524	188	2,724

Class Y	624	12,836	761	11,703

Institutional Class	721	14,783	1,346	20,615

Automatic conversion of Class B shares to Class A shares:
Class A	119,250	2,459,544	408,162	6,604,876

Class B	(126,712)	(2,459,544)	(433,427)	(6,604,876)

Reacquired:(b)
Class A	(850,315)	(17,575,774)	(2,097,583)	(34,479,138)

Class B	(96,766)	(1,875,307)	(285,781)	(4,309,982)

Class C	(88,406)	(1,720,979)	(200,520)	(3,098,205)

Class Y	(8,539)	(174,880)	(18,970)	(360,859)

Institutional Class	(9,826)	(202,661)	(22,291)	(368,875)

Net increase (decrease) in share activity	(699,885)	$(14,168,579)	(1,682,942)	$(26,993,668)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $435 and $2,854 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2010 and the year ended October 31, 2009, respectively.

15        Invesco Global Growth Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset	Net		(losses) on			Dividends					net assets		assets without		investment
	value,	investment		securities (both		Total from	from net	Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and		investment	investment	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)		unrealized)		operations	income	of period(b)	Return(c)		(000s omitted)(b)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/10	$19.51	$0.05		$1.52		$1.57	$(0.18)	$20.90	$8.09		209,728	$1.62	(e)	1.63	%(e)	0.50	%(e)	23%
Year ended 10/31/09	16.56	0.14		3.05	(f)	3.19	(0.24)	19.51	19.62	(f)	204,605	1.79		1.80		0.83		40
Year ended 10/31/08	28.18	0.24		(11.80)		(11.56)	(0.06)	16.56	(41.11)		190,275	1.59		1.60		1.00		48
Year ended 10/31/07	22.94	0.12		5.22		5.34	(0.10)	28.18	23.35		355,538	1.53		1.57		0.47		38
Year ended 10/31/06	19.02	0.06		3.99		4.05	(0.13)	22.94	21.39		310,028	1.62		1.68		0.28		42
Year ended 10/31/05	16.65	0.08	(g)	2.29		2.37	—	19.02	14.23		284,122	1.77		1.82		0.44	(g)	51

Class B
Six months ended 04/30/10	18.29	(0.02)		1.43		1.41	(0.04)	19.66	7.73		17,284	2.37	(e)	2.38	(e)	(0.25	)(e)	23
Year ended 10/31/09	15.42	0.01		2.86	(f)	2.87	0.00	18.29	18.64	(f)	19,325	2.54		2.55		0.08		40
Year ended 10/31/08	26.37	0.06		(11.01)		(10.95)	—	15.42	(41.52)		25,426	2.34		2.35		0.25		48
Year ended 10/31/07	21.54	(0.07)		4.90		4.83	—	26.37	22.42		79,333	2.28		2.32		(0.28)		38
Year ended 10/31/06	17.87	(0.09)		3.76		3.67	—	21.54	20.54		90,571	2.37		2.43		(0.47)		42
Year ended 10/31/05	15.76	(0.04	)(g)	2.15		2.11	—	17.87	13.39		105,368	2.43		2.48		(0.22	)(g)	51

Class C
Six months ended 04/30/10	18.30	(0.02)		1.43		1.41	(0.04)	19.67	7.73		13,109	2.37	(e)	2.38	(e)	(0.25	)(e)	23
Year ended 10/31/09	15.42	0.01		2.87	(f)	2.88	0.00	18.30	18.71	(f)	13,192	2.54		2.55		0.08		40
Year ended 10/31/08	26.38	0.06		(11.02)		(10.96)	—	15.42	(41.55)		12,719	2.34		2.35		0.25		48
Year ended 10/31/07	21.55	(0.07)		4.90		4.83	—	26.38	22.41		27,878	2.28		2.32		(0.28)		38
Year ended 10/31/06	17.88	(0.09)		3.76		3.67	—	21.55	20.52		24,565	2.37		2.43		(0.47)		42
Year ended 10/31/05	15.77	(0.04	)(g)	2.15		2.11	—	17.88	13.38		23,619	2.43		2.48		(0.22	)(g)	51

Class Y
Six months ended 04/30/10	19.57	0.08		1.53		1.61	(0.23)	20.95	8.24		1,390	1.37	(e)	1.38	(e)	0.75	(e)	23
Year ended 10/31/09	16.57	0.19		3.05	(f)	3.24	(0.24)	19.57	19.93	(f)	1,395	1.54		1.55		1.08		40
Year ended 10/31/08(h)	19.00	0.01		(2.44)		(2.43)	—	16.57	(12.79)		821	1.45	(i)	1.46	(i)	1.14	(i)	48

Institutional Class
Six months ended 04/30/10	19.59	0.11		1.52		1.63	(0.31)	20.91	8.37		926	1.08	(e)	1.09	(e)	1.04	(e)	23
Year ended 10/31/09	16.65	0.26		3.05	(f)	3.31	(0.37)	19.59	20.49	(f)	1,013	1.07		1.08		1.55		40
Year ended 10/31/08	28.19	0.30		(11.77)		(11.47)	(0.07)	16.65	(40.79)		1,010	1.08		1.09		1.51		48
Year ended 10/31/07(h)	27.11	0.02		1.06		1.08	—	28.19	3.98		10	1.05	(i)	1.05	(i)	0.94	(i)	38

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $212,601, $18,988, $13,531, $1,402 and $964 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received Net gains (losses) on securities (both realized and unrealized) per share would have been $2.93, $2.74, $2.75, $2.93 and $2.93 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(g)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.05 and 0.27%; $(0.07) and (0.39)% and $(0.07) and $(0.39)% for Class A, Class B and Class C shares, respectively.
(h)	Commencement date of October 3, 2008 and September 28, 2007 for Class Y and Institutional Class shares, respectively
(i)	Annualized.

16        Invesco Global Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/09)	(04/30/10)[1]	Period[2]	(04/30/10)	Period[2]	Ratio
Class A	$1,000.00	$1,080.90	$8.36	$1,016.76	$8.10	1.62%

Class B	1,000.00	1,076.70	12.20	1,013.04	11.83	2.37

Class C	1,000.00	1,077.30	12.21	1,013.04	11.83	2.37

Class Y	1,000.00	1,082.40	7.07	1,018.00	6.85	1.37

Institutional	1,000.00	1,083.70	5.58	1,019.44	5.41	1.08

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2009 through April 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco Global Growth Fund

Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-06463 and 033-44611.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
On April 30, 2010, Invesco Aim Distributors, Inc. became Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. became Invesco Investment Services, Inc., and AIM funds became Invesco funds. In addition, invescoaim.com became invesco.com.
GLG-SAR-1          Invesco Distributors, Inc.

Invesco Global Small & Mid Cap Growth Fund
Semiannual Report to Shareholders ▪ April 30, 2010

Effective April 30, 2010, AIM Global Small & Mid Cap Growth Fund was renamed Invesco Global Small & Mid Cap Growth Fund.

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
9	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 10/31/09 to 4/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	16.30%

Class B Shares	15.84

Class C Shares	15.83

Class Y Shares	16.41

Institutional Class Shares	16.56

MSCI World Index▼ (Broad Market Index)	9.40

MSCI World Growth Index▼ (Style-Specific Index)	10.51

Lipper Global Small/Mid-Cap Funds Category Average▼ (Peer Group)	15.88

▼Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The MSCI World Growth Index is an unmanaged index considered representative of growth stocks of developed countries.
     The Lipper Global Small/Mid-Cap Funds Category Average represents an average of all the funds in the Lipper Small/Mid-Cap Funds category.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses. Performance of the peer group reflects fund expenses; performance of a market index does not.

2          Invesco Global Small & Mid Cap Growth Fund

Average Annual Total Returns
As of 4/30/10, including maximum applicable sales charges

Class A Shares

Inception (9/15/94)	8.03%

10 Years	0.65

5 Years	6.42

1 Year	38.60

Class B Shares

Inception (9/15/94)	8.12%

10 Years	0.73

5 Years	6.56

1 Year	40.58

Class C Shares

Inception (8/4/97)	4.46%

10 Years	0.58

5 Years	6.83

1 Year	44.53

Class Y Shares

10 Years	1.26%

5 Years	7.72

1 Year	46.90

Institutional Class Shares

10 Years	1.38%

5 Years	7.96

1 Year	47.42

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on September 28, 2007. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and
Average Annual Total Returns
As of 3/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (9/15/94)	7.98%

10 Years	-0.75

5 Years	5.38

1 Year	55.77

Class B Shares

Inception (9/15/94)	8.07%

10 Years	-0.66

5 Years	5.52

1 Year	58.68

Class C Shares

Inception (8/4/97)	4.39%

10 Years	-0.81

5 Years	5.79

1 Year	62.68

Class Y Shares

10 Years	-0.14%

5 Years	6.67

1 Year	65.32

Institutional Class Shares

10 Years	-0.03%

5 Years	6.92

1 Year	65.92

principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.64%, 2.39%, 2.39%, 1.39% and 0.99%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

3           Invesco Global Small & Mid Cap Growth Fund

Letters to Shareholders

    Bruce CrockettDear Fellow Shareholders:
By all accounts, last year was a challenging time for all of us. Although the economy and financial markets whipsawed us, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from last year is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the Invesco Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the Invesco Funds’ “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen that Invesco is assuming the management of the Van Kampen family of mutual funds as well as Morgan Stanley’s retail funds. We view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

    Philip TaylorDear Shareholders:
During the six months covered by this report, the U.S. economy strengthened, and – in the third quarter of 2009 – ended its year-long contraction and began growing again. Likewise, economies around the world recovered and major U.S. and global stock market indexes rallied impressively.
Timely communication
Our website, invesco.com, provides timely market commentary, investor education information and sector updates. The Investment Perspectives articles featured on our home page are written by Invesco’s investment professionals and cover a wide range of topics that are updated regularly. I invite you to read them.
     At invesco.com you also can access your Fund’s latest quarterly commentary. Simply click on Mutual Funds inside the Financial Products box. Then, in the Fund Information box, click on
Quarterly Commentary and select your Fund.
     Also on our website, you’ll find a commentary from me that discusses the name change we made on April 30 – from Invesco Aim to Invesco. Some of the changes related to this event include all AIM funds being renamed Invesco funds. (It’s important to note that the funds’ investment strategies and objectives have not changed.) For more information about the change, please read the shareholder Q&A on the account balance page at invesco.com.
Taking our business forward
Invesco’s acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, was completed on June 1, 2010. Our two companies have similar investment philosophies and cultures, as well as complementary investment expertise. I believe this combination represents the next step in our company’s evolution – and will allow us to better serve you through greater efficiencies and cost savings, a broader range of investment options, and a continued commitment to investment excellence, with complementary portfolio management expertise.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
4           Invesco Global Small & Mid Cap Growth Fund

Schedule of Investments(a)

April 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.40%
Bermuda–0.94%
VimpelCom Ltd.–ADR(b)	362,136	$6,308,409

Brazil–1.28%
Cielo S.A.	885,000	8,548,093

Canada–5.51%
Astral Media Inc.	158,400	5,502,923

Fairfax Financial Holdings Ltd.	20,671	7,832,236

Onex Corp.	365,598	10,574,673

Power Financial Corp.	263,200	7,975,522

Precision Drilling Trust(b)	657,655	4,990,178

		36,875,532

Germany–2.93%
Deutsche Boerse AG	96,354	7,510,410

Puma AG Rudolf Dassler Sport	36,240	12,133,370

		19,643,780

Greece–1.25%
Intralot S.A.	1,953,016	8,391,639

Hong Kong–1.68%
Hongkong Land Holdings Ltd.	1,016,000	5,367,329

Regal Hotels International Holdings Ltd.	15,416,200	5,863,974

		11,231,303

Indonesia–2.12%
PT Astra International Tbk	961,500	4,973,632

PT Perusahaan Gas Negara	20,574,500	9,241,931

		14,215,563

Ireland–2.09%
Cooper Industries PLC	86,314	4,238,017

DCC PLC	366,961	9,778,739

		14,016,756

Japan–2.44%
EXEDY Corp.	490,200	12,915,210

THK Co., Ltd.	158,500	3,438,439

		16,353,649

Mexico–1.33%
America Movil S.A.B de C.V.–Series L–ADR	173,500	8,931,780

Norway–0.81%
Petroleum Geo-Services A.S.A.(b)	396,240	5,409,668

Philippines–5.25%
Ayala Corp.	2,905,864	21,995,861

Ayala Corp.–Rts.(b)	1,170,772	0

Energy Development Corp.(c)	6,577,500	795,871

Energy Development Corp.	102,258,500	12,373,175

		35,164,907

South Africa–1.80%
AngloGold Ashanti Ltd.–ADR	87,789	3,674,848

Naspers Ltd.–Class N	208,079	8,389,825

		12,064,673

South Korea–1.49%
Hyundai Development Co.	142,560	3,512,566

NHN Corp.	38,753	6,468,730

		9,981,296

Sweden–1.60%
Kinnevik Investment AB–Class B	294,904	5,413,158

Oriflame Cosmetics S.A.–SDR	93,211	5,321,232

		10,734,390

Switzerland–4.06%
Aryzta AG(b)	217,713	8,406,661

Foster Wheeler AG(b)	112,908	3,384,982

Sonova Holding AG	27,709	3,457,832

Syngenta AG	46,936	11,917,771

		27,167,246

Taiwan–0.81%
Taiwan Mobile Co., Ltd.	2,841,079	5,433,537

Thailand–1.46%
Siam Commercial Bank PCL	3,868,300	9,788,659

Turkey–2.93%
Haci Omer Sabanci Holding A.S.	1,770,698	8,024,777

Tupras-Turkiye Petrol Rafinerileri A.S.	524,455	11,586,484

		19,611,261

United Kingdom–17.00%
Bunzl PLC	443,869	5,181,876

Capita Group PLC	387,941	4,735,806

Chemring Group PLC	157,852	8,797,570

Compass Group PLC	611,853	4,993,340

Homeserve PLC	519,854	15,945,217

IG Group Holdings PLC	1,623,859	10,101,647

Informa PLC	1,662,227	10,090,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Global Small & Mid Cap Growth Fund

	Shares	Value

United Kingdom–(continued)

International Power PLC	2,300,903	$11,623,261

Lancashire Holdings Ltd.	590,881	4,180,561

Playtech Ltd.	554,800	4,239,422

Shire PLC	639,427	14,115,360

Ultra Electronics Holdings PLC	288,643	6,844,274

United Business Media Ltd.	338,848	2,843,311

VT Group PLC	888,786	10,170,293

		113,862,065

United States–32.62%
Adobe Systems Inc.(b)	116,641	3,917,971

Aetna Inc.	128,648	3,801,548

Affiliated Managers Group, Inc.(b)	58,910	4,959,044

Alliance Data Systems Corp.(b)	72,753	5,460,840

Alpha Natural Resources, Inc.(b)	84,206	3,964,418

Altera Corp.	179,822	4,560,286

American Medical Systems Holdings, Inc.(b)	231,672	4,151,562

American Tower Corp.–Class A(b)	88,365	3,606,176

Amphenol Corp.–Class A	94,122	4,349,378

Apollo Group, Inc.–Class A(b)	56,165	3,224,433

Assured Guaranty Ltd.	98,936	2,132,071

Autodesk, Inc.(b)	158,682	5,396,775

Baker Hughes Inc.	49,400	2,458,144

Baldor Electric Co.	123,628	4,748,551

BE Aerospace, Inc.(b)	157,339	4,674,542

BorgWarner, Inc.(b)	88,930	3,854,226

Carter’s, Inc.(b)	131,237	4,228,456

Choice Hotels International, Inc.	122,479	4,447,212

Coach, Inc.	108,539	4,531,503

Continental Resources, Inc.(b)	104,833	5,153,590

Corrections Corp. of America(b)	167,983	3,480,608

DaVita, Inc.(b)	63,022	3,934,463

Discover Financial Services	257,610	3,982,651

Energizer Holdings, Inc.(b)	59,859	3,657,385

Estee Lauder Cos. Inc. (The)–Class A	62,259	4,104,113

Express Scripts, Inc.(b)	43,650	4,370,675

Flowserve Corp.	37,454	4,291,479

Genworth Financial Inc.–Class A(b)	291,752	4,819,743

Grand Canyon Education, Inc.(b)	80,416	1,944,459

Hanesbrands, Inc.(b)	157,090	4,472,352

Hologic, Inc.(b)	259,220	4,632,261

Human Genome Sciences, Inc.(b)	71,512	1,980,167

IHS Inc.–Class A(b)	61,763	3,129,531

International Game Technology	182,320	3,843,306

ITT Educational Services, Inc.(b)	23,165	2,342,676

J.B. Hunt Transport Services, Inc.	107,621	3,966,910

Jarden Corp.	118,724	3,813,415

Jones Lang LaSalle Inc.	61,362	4,840,235

Juniper Networks, Inc.(b)	128,767	3,658,270

Kennametal Inc.	138,214	4,541,712

Key Energy Services, Inc.(b)	419,312	4,553,728

LKQ Corp.(b)	191,312	4,029,031

Lubrizol Corp. (The)	47,744	4,313,193

Macy’s, Inc.	171,508	3,978,986

McAfee Inc.(b)	107,870	3,748,483

MSC Industrial Direct Co., Inc.–Class A	73,473	4,003,544

O’Reilly Automotive, Inc.(b)	73,804	3,608,278

Pharmaceutical Product Development, Inc.	167,441	4,604,628

Plains Exploration & Production Co.(b)	122,703	3,596,425

QLogic Corp.(b)	215,525	4,174,719

Robert Half International, Inc.	145,872	3,993,975

Shaw Group Inc. (The)(b)	123,275	4,718,967

Solera Holdings Inc.	102,399	3,980,249

Steel Dynamics, Inc.	144,127	2,264,235

Talecris Biotherapeutics Holdings Corp.(b)	54,734	1,026,263

Ulta Salon, Cosmetics & Fragrance, Inc.(b)	105,408	2,437,033

		218,458,874

Total Common Stocks & Other Equity Interests (Cost $472,483,675)		612,193,080

Preferred Stock–1.16%
Brazil–1.16%
Companhia de Transmissao de Energia Eletrica Paulista–Pfd. (Cost $7,393,495)	289,600	7,765,205

Money Market Funds–6.69%
Liquid Assets Portfolio–Institutional Class(d)	22,403,984	22,403,984

Premier Portfolio–Institutional Class(d)	22,403,984	22,403,984

Total Money Market Funds (Cost $44,807,968)		44,807,968

TOTAL INVESTMENTS–99.25% (Cost $524,685,138)		664,766,253

OTHER ASSETS LESS LIABILITIES–0.75%		5,023,115

NET ASSETS–100.00%		$669,789,368

Investment Abbreviations:

ADR	– American Depositary Receipt
Pfd.	– Preferred
Rts.	– Rights
SDR	– Swedish Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Global Small & Mid Cap Growth Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2010 represented 0.12% of the Fund’s Net Assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2010

Consumer Discretionary	18.9%

Financials	17.9

Industrials	17.6

Information Technology	8.7

Health Care	6.9

Utilities	6.3

Energy	6.2

Telecommunication Services	3.6

Materials	3.3

Consumer Staples	3.2

Money Market Funds Plus Other Assets Less Liabilities	7.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Global Small & Mid Cap Growth Fund

Statement of Assets and Liabilities

April 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $479,877,170)	$619,958,285

Investments in affiliated money market funds, at value and cost	44,807,968

Total investments, at value (Cost $524,685,138)	664,766,253

Foreign currencies, at value (Cost $6,938,726)	7,024,231

Receivables for:
Investments sold	2,313,861

Fund shares sold	713,620

Dividends	1,179,257

Investment for trustee deferred compensation and retirement plans	59,906

Other assets	30,886

Total assets	676,088,014

Liabilities:
Payables for:
Investments purchased	4,010,724

Fund shares reacquired	843,379

Accrued fees to affiliates	508,042

Accrued other operating expenses	758,681

Trustee deferred compensation and retirement plans	177,820

Total liabilities	6,298,646

Net assets applicable to shares outstanding	$669,789,368

Net assets consist of:
Shares of beneficial interest	$571,120,386

Undistributed net investment income	1,255,825

Undistributed net realized gain (loss)	(42,775,217)

Unrealized appreciation	140,188,374

$669,789,368

Net Assets:
Class A	$573,391,920

Class B	$37,648,098

Class C	$24,298,787

Class Y	$7,548,016

Institutional Class	$26,902,547

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Class A	33,475,519

Class B	2,486,653

Class C	1,603,922

Class Y	439,689

Institutional Class	1,572,921

Class A:
Net asset value per share	$17.13

Maximum offering price per share
(Net asset value of $17.13 divided by 94.50%)	$18.13

Class B:
Net asset value and offering price per share	$15.14

Class C:
Net asset value and offering price per share	$15.15

Class Y:
Net asset value and offering price per share	$17.17

Institutional Class:
Net asset value and offering price per share	$17.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Global Small & Mid Cap Growth Fund

Statement of Operations

For the six months ended April 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $417,605)	$6,347,116

Dividends from affiliated money market funds	16,990

Total investment income	6,364,106

Expenses:
Advisory fees	2,517,454

Administrative services fees	93,771

Custodian fees	168,025

Distribution fees:
Class A	688,082

Class B	194,795

Class C	111,741

Transfer agent fees — A, B, C and Y	997,886

Transfer agent fees — Institutional	3,360

Trustees’ and officers’ fees and benefits	20,893

Other	117,664

Total expenses	4,913,671

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(32,185)

Net expenses	4,881,486

Net investment income	1,482,620

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $61,560 and net foreign taxes of $101,902)	38,107,699

Foreign currencies	(85,985)

38,021,714

Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings of $18,474)	57,138,818

Foreign currencies	106,339

57,245,157

Net realized and unrealized gain	95,266,871

Net increase in net assets resulting from operations	$96,749,491

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Global Small & Mid Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2010 and the year ended October 31, 2009
(Unaudited)

	April 30,	October 31,
	2010	2009

Operations:
Net investment income	$1,482,620	$1,896,526

Net realized gain (loss)	38,021,714	(79,131,935)

Change in net unrealized appreciation	57,245,157	210,463,445

Net increase in net assets resulting from operations	96,749,491	133,228,036

Distributions to shareholders from net investment income:
Class A	(2,235,495)	(5,471,181)

Class Y	(31,453)	(19,418)

Institutional Class	(237,117)	(376,277)

Total distributions from net investment income	(2,504,065)	(5,866,876)

Distributions to shareholders from net realized gains:
Class A	—	(36,796,851)

Class B	—	(3,911,833)

Class C	—	(1,722,323)

Class Y	—	(127,804)

Institutional Class	—	(1,434,515)

Total distributions from net realized gains	—	(43,993,326)

Share transactions-net:
Class A	(28,606,688)	(15,088,922)

Class B	(6,788,777)	(10,038,973)

Class C	234,252	(1,305,481)

Class Y	2,028,948	2,402,721

Institutional Class	(631,427)	2,656,214

Net increase (decrease) in net assets resulting from share transactions	(33,763,692)	(21,374,441)

Net increase in net assets	60,481,734	61,993,393

Net assets:
Beginning of period	609,307,634	547,314,241

End of period (includes undistributed net investment income of $1,255,825 and $2,277,270, respectively)	$669,789,368	$609,307,634

Notes to Financial Statements

April 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Small & Mid Cap Growth Fund, formerly AIM Global Small & Mid Cap Growth Fund, (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds), formerly AIM International Mutual Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is above-average long-term growth of capital.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges

10        Invesco Global Small & Mid Cap Growth Fund

(“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the

11        Invesco Global Small & Mid Cap Growth Fund

laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

12        Invesco Global Small & Mid Cap Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.80%

Next $250 million	0.78%

Next $500 million	0.76%

Next $1.5 billion	0.74%

Next $2.5 billion	0.72%

Next $2.5 billion	0.70%

Next $2.5 billion	0.68%

Over $10 billion	0.66%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
  The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.00% and 2.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2010, the Adviser waived advisory fees of $25,497.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $530.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2010, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2010, IDI advised the Fund that IDI retained $22,142 in front-end sales commissions from the sale of Class A shares and $0, $26,387 and $454 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

13        Invesco Global Small & Mid Cap Growth Fund

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Bermuda	$6,308,409	$—	$—	$6,308,409

Brazil	16,313,298	—	—	16,313,298

Canada	36,875,532	—	—	36,875,532

Germany	7,510,410	12,133,370	—	19,643,780

Greece	—	8,391,639	—	8,391,639

Hong Kong	—	11,231,303	—	11,231,303

Indonesia	—	14,215,563	—	14,215,563

Ireland	4,238,017	9,778,739	—	14,016,756

Japan	—	16,353,649	—	16,353,649

Mexico	8,931,780	—	—	8,931,780

Norway	—	5,409,668	—	5,409,668

Philippines	—	35,164,907	—	35,164,907

South Africa	3,674,848	8,389,825	—	12,064,673

South Korea	—	9,981,296	—	9,981,296

Sweden	5,321,232	5,413,158	—	10,734,390

Switzerland	15,249,475	11,917,771	—	27,167,246

Taiwan	—	5,433,537	—	5,433,537

Thailand	—	9,788,659	—	9,788,659

Turkey	—	19,611,261	—	19,611,261

United Kingdom	61,404,693	52,457,372	—	113,862,065

United States	263,266,842	—	—	263,266,842

Total Investments	$429,094,536	$235,671,717	$—	$664,766,253

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2010, the Fund engaged in securities sales of $885,379, which resulted in net realized gains of $61,560.

14        Invesco Global Small & Mid Cap Growth Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,158.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2010, the Fund paid legal fees of $1,459 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2017	$79,518,838

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2010 was $100,211,147 and $161,022,792, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$176,349,109

Aggregate unrealized (depreciation) of investment securities	(37,546,087)

Net unrealized appreciation of investment securities	$138,803,022

Cost of investments for tax purposes is $525,963,231.

15        Invesco Global Small & Mid Cap Growth Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2010(a)		October 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	870,811	$14,147,859	1,916,391	$23,400,765

Class B	113,904	1,632,438	299,018	3,190,597

Class C	156,213	2,276,194	306,512	3,422,506

Class Y	155,987	2,588,058	231,440	2,887,300

Institutional Class	24,695	400,645	200,737	2,320,283

Issued as reinvestment of dividends:
Class A	138,020	2,154,485	3,902,477	40,468,688

Class B	—	—	410,407	3,783,956

Class C	—	—	179,525	1,657,017

Class Y	1,914	29,910	14,091	146,263

Institutional Class	3,525	54,849	175,464	1,810,792

Automatic conversion of Class B shares to Class A shares:
Class A	326,325	5,270,525	806,898	9,491,374

Class B	(368,769)	(5,270,525)	(908,582)	(9,491,374)

Reacquired:(b)
Class A	(3,098,506)	(50,179,557)	(7,458,121)	(88,449,749)

Class B	(220,371)	(3,150,690)	(723,736)	(7,522,152)

Class C	(143,240)	(2,041,942)	(617,344)	(6,385,004)

Class Y	(35,989)	(589,020)	(50,442)	(630,842)

Institutional Class	(66,504)	(1,086,921)	(125,259)	(1,474,861)

Net increase (decrease) in share activity	(2,141,985)	$(33,763,692)	(1,440,524)	$(21,374,441)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $4,894 and $15,193 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2010 and the year ended October 31, 2009, respectively.

16        Invesco Global Small & Mid Cap Growth Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset	Net		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	income	gains	Distributions	of period(a)	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/10	$14.79	$0.04	(d)	$2.36	$2.40	$(0.06)	$—	$(0.06)	$17.13	16.30%	$573,392	1.47	%(e)	1.48	%(e)	0.51	%(e)	17%
Year ended 10/31/09	12.87	0.05	(d)	3.07	3.12	(0.15)	(1.05)	(1.20)	14.79	28.24	521,223	1.61		1.62		0.40		54
Year ended 10/31/08	29.51	0.15	(d)	(13.09)	(12.94)	(0.10)	(3.60)	(3.70)	12.87	(49.68)	464,060	1.45		1.46		0.70		74
Year ended 10/31/07	25.10	0.12		7.68	7.80	(0.04)	(3.35)	(3.39)	29.51	34.57	1,022,682	1.42		1.50		0.47		43
Year ended 10/31/06	20.60	0.13	(d)	5.39	5.52	(0.07)	(0.95)	(1.02)	25.10	27.71	809,309	1.51		1.64		0.56		64
Year ended 10/31/05	16.99	(0.00	)(d)	3.61	3.61	—	—	—	20.60	21.25	676,291	1.65		1.76		(0.02)		67

Class B
Six months ended 04/30/10	13.07	(0.02	)(d)	2.09	2.07	—	—	—	15.14	15.84	37,648	2.22	(e)	2.23	(e)	(0.24	)(e)	17
Year ended 10/31/09	11.43	(0.04	)(d)	2.73	2.69	—	(1.05)	(1.05)	13.07	27.33	38,709	2.36		2.37		(0.35)		54
Year ended 10/31/08	26.73	(0.01	)(d)	(11.69)	(11.70)	—	(3.60)	(3.60)	11.43	(50.07)	44,392	2.20		2.21		(0.05)		74
Year ended 10/31/07	23.15	(0.07)		7.00	6.93	—	(3.35)	(3.35)	26.73	33.58	136,818	2.17		2.25		(0.28)		43
Year ended 10/31/06	19.18	(0.04	)(d)	5.01	4.97	(0.05)	(0.95)	(1.00)	23.15	26.80	132,391	2.26		2.39		(0.19)		64
Year ended 10/31/05	15.93	(0.12	)(d)	3.37	3.25	—	—	—	19.18	20.40	152,878	2.31		2.42		(0.68)		67

Class C
Six months ended 04/30/10	13.08	(0.02	)(d)	2.09	2.07	—	—	—	15.15	15.83	24,299	2.22	(e)	2.23	(e)	(0.24	)(e)	17
Year ended 10/31/09	11.43	(0.04	)(d)	2.74	2.70	—	(1.05)	(1.05)	13.08	27.41	20,802	2.36		2.37		(0.35)		54
Year ended 10/31/08	26.74	(0.01	)(d)	(11.70)	(11.71)	—	(3.60)	(3.60)	11.43	(50.09)	19,690	2.20		2.21		(0.05)		74
Year ended 10/31/07	23.16	(0.07)		7.00	6.93	—	(3.35)	(3.35)	26.74	33.56	43,760	2.17		2.25		(0.28)		43
Year ended 10/31/06	19.19	(0.04	)(d)	5.01	4.97	(0.05)	(0.95)	(1.00)	23.16	26.79	28,619	2.26		2.39		(0.19)		64
Year ended 10/31/05	15.93	(0.12	)(d)	3.38	3.26	—	—	—	19.19	20.47	22,488	2.31		2.42		(0.68)		67

Class Y
Six months ended 04/30/10	14.84	0.06	(d)	2.37	2.43	(0.10)	—	(0.10)	17.17	16.41	7,548	1.22	(e)	1.23	(e)	0.76	(e)	17
Year ended 10/31/09	12.87	0.09	(d)	3.09	3.18	(0.16)	(1.05)	(1.21)	14.84	28.70	4,715	1.36		1.37		0.65		54
Year ended 10/31/08(f)	15.38	0.01	(d)	(2.52)	(2.51)	—	—	—	12.87	(16.32)	1,580	1.24	(g)	1.26	(g)	0.91	(g)	74

Institutional Class
Six months ended 04/30/10	14.81	0.08	(d)	2.36	2.44	(0.15)	—	(0.15)	17.10	16.56	26,903	0.92	(e)	0.93	(e)	1.06	(e)	17
Year ended 10/31/09	12.93	0.13	(d)	3.07	3.20	(0.27)	(1.05)	(1.32)	14.81	29.20	23,859	0.96		0.97		1.05		54
Year ended 10/31/08	29.53	0.23	(d)	(13.12)	(12.89)	(0.11)	(3.60)	(3.71)	12.93	(49.46)	17,593	0.93		0.94		1.22		74
Year ended 10/31/07(f)	27.82	0.02		1.69	1.71	—	—	—	29.53	6.15	11	1.00	(g)	1.00	(g)	0.90	(g)	43

(a)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $555,028, $39,282, $22,533, $5,660 and $25,739 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008 and September 28, 2007 for Class Y and Institutional Class shares, respectively.
(g)	Annualized.

17        Invesco Global Small & Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/09)	(04/30/10)[1]	Period[2]	(04/30/10)	Period[2]	Ratio
A	$1,000.00	$1,163.00	$7.88	$1,017.50	$7.35	1.47%

B	1,000.00	1,158.40	11.88	1,013.79	11.08	2.22

C	1,000.00	1,158.30	11.88	1,013.79	11.08	2.22

Y	1,000.00	1,164.10	6.55	1,018.74	6.11	1.22

Institutional	1,000.00	1,165.60	4.94	1,020.23	4.61	0.92

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2009 through April 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18        Invesco Global Small & Mid Cap Growth Fund

Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-06463 and 033-44611.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On April 30, 2010, Invesco Aim Distributors, Inc. became Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. became Invesco Investment Services, Inc., and AIM funds became Invesco funds. In addition, invescoaim.com became invesco.com.
GSMG-SAR-1           Invesco Distributors, Inc.

Invesco International Core Equity Fund
Semiannual Report to Shareholders ▪ April 30, 2010

Effective April 30, 2010, AIM International Core Equity Fund was renamed Invesco International Core Equity Fund.

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/09 to 4/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.05%

Class B Shares	3.75

Class C Shares	3.75

Class R Shares	3.98

Class Y Shares	4.23

Investor Class Shares	4.08

Institutional Class Shares	4.40

MSCI EAFE Index▼ (Broad Market/Style-Specific Index)	2.48

Lipper International Large-Cap Core Funds Index▼ (Peer Group Index)	4.01

▼Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The Lipper International Large-Cap Core Funds Index is an unmanaged index considered representative of international large-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses. Performance of the peer group reflects fund expenses; performance of a market index does not.

2 Invesco International Core Equity Fund

Average Annual Total Returns
As of 4/30/10, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)	4.46%

5 Years	2.41

1 Year	25.68

Class B Shares

Inception (3/28/02)	4.54%

5 Years	2.47

1 Year	27.09

Class C Shares

Inception (2/14/00)	1.29%

10 Years	1.68

5 Years	2.81

1 Year	31.02

Class R Shares

Inception	6.40%

5 Years	3.32

1 Year	32.61

Class Y Shares

10 Years	2.57%

5 Years	3.67

1 Year	33.27

Investor Class Shares

Inception (10/28/98)	3.83%

10 Years	2.53

5 Years	3.59

1 Year	32.99

Institutional Class Shares

Inception (4/30/04)	6.04%

5 Years	4.18

1 Year	33.83

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so

Average Annual Total Returns
As of 3/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)	4.86%

5 Years	2.54

1 Year	45.44

Class B Shares

Inception (3/28/02)	4.94%

5 Years	2.57

1 Year	47.90

Class C Shares

Inception (2/14/00)	1.57%

10 Years	1.39

5 Years	2.91

1 Year	51.83

Class R Shares

Inception	6.94%

5 Years	3.44

1 Year	53.69

Class Y Shares

10 Years	2.27%

5 Years	3.76

1 Year	54.32

Investor Class Shares

Inception (10/28/98)	4.10%

10 Years	2.24

5 Years	3.69

1 Year	54.03

Institutional Class Shares

Inception (4/30/04)	6.59%

5 Years	4.30

1 Year	54.99

that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares was 1.62%, 2.37%, 2.37%, 1.87%, 1.37%, 1.62 and 0.94%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Institutional Class and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance of Class C shares would have been lower.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

3 Invesco International Core Equity Fund

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
By all accounts, last year was a challenging time for all of us. Although the economy and financial markets whipsawed us, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from last year is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the Invesco Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the Invesco Funds’ “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen that Invesco is assuming the management of the Van Kampen family of mutual funds as well as Morgan Stanley’s retail funds. We view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
During the six months covered by this report, the U.S. economy strengthened, and – in the third quarter of 2009 – ended its year-long contraction and began growing again. Likewise, economies around the world recovered and major U.S. and global stock market indexes rallied impressively.

Timely communication
Our website, invesco.com, provides timely market commentary, investor education information and sector updates. The Investment Perspectives articles featured on our home page are written by Invesco’s investment professionals and cover a wide range of topics that are updated regularly. I invite you to read them.
     At invesco.com you also can access your Fund’s latest quarterly commentary. Simply click on Mutual Funds inside the Financial Products box. Then, in the Fund Information box, click on Quarterly
Commentary and select your Fund.
     Also on our website, you’ll find a commentary from me that discusses the name change we made on April 30 – from Invesco Aim to Invesco. Some of the changes related to this event include all AIM funds being renamed Invesco funds. (It’s important to note that the funds’ investment strategies and objectives have not changed.) For more information about the change, please read the shareholder Q&A on the account balance page at invesco.com.
Taking our business forward
Invesco’s acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, was completed on June 1, 2010. Our two companies have similar investment philosophies and cultures, as well as complementary investment expertise. I believe this combination represents the next step in our company’s evolution – and will allow us to better serve you through greater efficiencies and cost savings, a broader range of investment options, and a continued commitment to investment excellence, with complementary portfolio management expertise.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco

4 Invesco International Core Equity Fund

Schedule of Investments

April 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.12%
Australia–7.04%
Australia and New Zealand Banking Group Ltd.	223,582	$4,931,129

BHP Billiton Ltd.	223,473	8,162,260

Macquarie Group Ltd.	109,899	5,012,578

Telstra Corp. Ltd.	1,649,234	4,826,702

		22,932,669

Brazil–0.85%
Banco Santander Brasil S.A.(a)(b)	28,900	334,338

Banco Santander Brasil S.A.(a)	18,200	210,551

Companhia Energetica de Minas Gerais S.A.–ADR	30,137	486,708

PDG Realty S.A. Empreendimentos e Participacoes	23,900	219,435

Petroleo Brasileiro S.A.–ADR	19,121	811,304

Vale S.A.–ADR	23,466	718,764

		2,781,100

Canada–8.31%
Agrium Inc.	89,655	5,594,063

EnCana Corp.	114,723	3,792,487

Intact Financial Corp.	132,309	5,729,353

Metro Inc.	80,470	3,549,518

Nexen Inc.	186,408	4,523,985

Toronto-Dominion Bank (The)	52,570	3,907,181

		27,096,587

China–0.57%
China Construction Bank Corp.–Class H	453,000	366,917

CNOOC Ltd.	372,800	658,877

Renhe Commercial Holdings Co. Ltd.	1,316,000	319,448

Soho China Ltd.	909,500	514,751

		1,859,993

Egypt–0.09%
Ezz Steel(c)	7,516	31,884

Orascom Telecom Holding S.A.E.–GDR(c)	40,958	258,035

		289,919

Finland–1.38%
Nokia Corp.	368,396	4,483,627

France–7.69%
Bouygues S.A.	87,842	4,376,149

Credit Agricole S.A.	284,357	4,056,626

Sanofi-Aventis S.A.	97,859	6,700,989

Societe Generale–ADR	334,234	3,532,853

Total S.A.–ADR	117,789	6,405,366

		25,071,983

Germany–5.03%
Bayerische Motoren Werke AG	74,456	3,648,408

MAN SE	67,161	6,359,561

Muenchener Rueckversicherungs-Gesellschaft AG	17,001	2,404,032

Salzgitter AG	48,951	3,980,342

		16,392,343

Greece–0.91%
National Bank of Greece S.A.(c)	181,724	2,976,336

Hong Kong–4.21%
Chaoda Modern Agriculture (Holdings) Ltd.	320,000	361,246

Cheung Kong (Holdings) Ltd.	292,000	3,620,415

China Unicom (Hong Kong) Ltd.	372,000	463,970

Esprit Holdings Ltd.	789,528	5,649,995

Hutchison Whampoa Ltd.	446,100	3,056,670

Sinofert Holdings Ltd.	1,086,000	578,940

		13,731,236

India–0.37%
Oil and Natural Gas Corp. Ltd.	14,023	331,452

State Bank of India–GDR	8,445	858,072

		1,189,524

Indonesia–0.12%
PT Telekomunikasi Indonesia Tbk	462,500	397,957

Ireland–0.13%
Dragon Oil PLC(c)	57,764	425,489

Italy–1.73%
Eni S.p.A–ADR	126,806	5,636,527

Japan–21.19%
Canon Inc.	101,400	4,628,182

East Japan Railway Co.	53,700	3,585,780

FUJIFILM Holdings Corp.	212,600	7,296,454

Mitsubishi Corp.	115,000	2,728,196

Mitsubishi UFJ Financial Group, Inc.	1,419,800	7,385,150

Murata Manufacturing Co., Ltd.	85,100	5,007,846

Nippon Telegraph & Telephone Corp.	85,900	3,485,844

Nippon Yusen Kabushiki Kaisha	1,067,000	4,382,026

Nissan Motor Co., Ltd.	737,100	6,456,293

NTT DoCoMo, Inc.	2,230	3,467,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco International Core Equity Fund

	Shares	Value

Japan–(continued)

Seven & I Holdings Co., Ltd.	159,800	$4,079,171

Sumitomo Chemical Co., Ltd.	1,429,000	6,752,247

Takeda Pharmaceutical Co., Ltd.	108,400	4,663,849

Yamada Denki Co., Ltd.	66,360	5,160,037

		69,078,884

Mexico–0.54%
America Movil S.A.B de C.V.–Series L	296,900	764,177

Desarrolladora Homex S.A. de C.V.–ADR(c)	17,343	502,080

Grupo Financiero Banorte S.A.B. de C.V.–Class O	124,100	499,086

		1,765,343

Netherlands–3.05%
TNT N.V.	150,225	4,616,567

Unilever N.V.	174,105	5,320,996

		9,937,563

Norway–0.92%
Statoil A.S.A.	123,700	2,986,537

Russia–0.36%
Gazprom–ADR	25,054	581,562

LUKOIL–ADR	10,047	576,698

		1,158,260

South Africa–0.93%
Barloworld Ltd.	74,521	497,161

Sasol Ltd.	12,350	500,972

Standard Bank Group Ltd.	51,429	797,268

Steinhoff International Holdings Ltd.(c)	260,934	712,528

Tiger Brands Ltd.	19,992	509,173

		3,017,102

South Korea–1.45%
Daelim Industrial Co., Ltd.	5,310	300,803

Hyundai Mipo Dockyard Co., Ltd.	3,812	532,777

Hyundai Mobis	5,220	866,915

LG Electronics Inc.	3,416	370,662

Lotte Shopping Co., Ltd.	1,009	285,574

POSCO	1,567	703,771

Samsung Electronics Co., Ltd.	1,222	924,261

Shinhan Financial Group Co., Ltd.	9,750	411,900

SK Telecom Co., Ltd.	2,058	317,599

		4,714,262

Spain–4.25%
Banco Santander S.A.	522,071	6,559,292

Iberdrola S.A.	509,358	4,057,649

Repsol YPF, S.A.–ADR	137,516	3,224,750

		13,841,691

Sweden–1.39%
Telefonaktiebolaget LM Ericsson–Class B	390,456	4,544,323

Switzerland–6.82%
Holcim Ltd.	71,686	5,375,280

Swisscom AG	22,961	7,783,340

Zurich Financial Services AG	40,735	9,081,645

		22,240,265

Taiwan–0.71%
AU Optronics Corp.–ADR	49,638	575,304

HTC Corp.	59,765	798,251

Powertech Technology Inc.	194,000	689,016

U-Ming Marine Transport Corp.	118,000	243,007

		2,305,578

Thailand–0.27%
Bangkok Bank PCL–NVDR	119,600	430,176

Banpu PCL	9,000	179,445

PTT PCL	36,400	284,521

		894,142

Turkey–0.11%
Turkiye Is Bankasi–Class C	105,596	367,915

United Kingdom–16.70%
AstraZeneca PLC	91,154	4,028,635

BAE Systems PLC	1,037,604	5,453,190

BP PLC	598,996	5,217,370

Centrica PLC	729,164	3,267,366

GlaxoSmithKline PLC	305,539	5,660,378

Imperial Tobacco Group PLC	309,171	8,830,346

International Power PLC	635,843	3,212,030

National Grid PLC	384,922	3,716,142

Royal Dutch Shell PLC–ADR	145,074	9,103,394

Vodafone Group PLC	2,667,754	5,931,923

		54,420,774

Total Common Stocks & Other Equity Interests (Cost $288,582,065)		316,537,929

Preferred Stocks–1.98%
Brazil–0.20%
Usinas Siderurgicas de Minas Gerais S.A.–Class A–Pfd.	20,500	669,968

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco International Core Equity Fund

	Shares	Value

Germany–1.78%
Porsche Automobil Holding SE–Pfd.	99,654	$5,796,532

Total Preferred Stocks (Cost $6,935,478)		6,466,500

Money Market Funds–0.44%
Liquid Assets Portfolio–Institutional Class(d)	712,802	712,802

Premier Portfolio–Institutional Class(d)	712,802	712,802

Total Money Market Funds (Cost $1,425,604)		1,425,604

TOTAL INVESTMENTS–99.54% (Cost $296,943,147)		324,430,033

OTHER ASSETS LESS LIABILITIES–0.46%		1,501,177

NET ASSETS–100.00%		$325,931,210

Investment Abbreviations:

ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
Pfd.	– Preferred

Notes to Schedule of Investments:

(a)	Each unit represents 55 common shares and 50 preference shares.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2010 represented less than 1% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2010

Financials	19.8%

Energy	13.9

Industrials	11.1

Materials	10.0

Consumer Discretionary	9.0

Information Technology	8.9

Telecommunication Services	8.5

Consumer Staples	6.9

Health Care	6.5

Utilities	4.5

Money Market Funds Plus Other Assets Less Liabilities	0.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco International Core Equity Fund

Statement of Assets and Liabilities

April 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $295,517,543)	$323,004,429

Investments in affiliated money market funds, at value and cost	1,425,604

Total investments, at value (Cost $296,943,147)	324,430,033

Foreign currencies, at value (Cost $804,185)	811,869

Receivables for:
Investments sold	149,443

Fund shares sold	112,467

Dividends	1,492,401

Investment for trustee deferred compensation and retirement plans	35,912

Other assets	40,899

Total assets	327,073,024

Liabilities:
Payables for:
Investments purchased	468,688

Fund shares reacquired	383,343

Accrued fees to affiliates	96,064

Accrued other operating expenses	119,772

Trustee deferred compensation and retirement plans	73,947

Total liabilities	1,141,814

Net assets applicable to shares outstanding	$325,931,210

Net assets consist of:
Shares of beneficial interest	$372,467,577

Undistributed net investment income	1,687,664

Undistributed net realized gain (loss)	(75,708,471)

Unrealized appreciation	27,484,440

$325,931,210

Net Assets:
Class A	$43,541,266

Class B	$8,120,220

Class C	$21,596,209

Class R	$2,774,359

Class Y	$1,953,145

Investor Class	$21,024,731

Institutional Class	$226,921,280

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Class A	4,111,262

Class B	766,379

Class C	2,091,250

Class R	261,748

Class Y	181,574

Investor Class	1,956,188

Institutional Class	21,424,939

Class A:
Net asset value per share	$10.59

Maximum offering price per share
(Net asset value of $10.59 divided by 94.50%)	$11.21

Class B:
Net asset value and offering price per share	$10.60

Class C:
Net asset value and offering price per share	$10.33

Class R:
Net asset value and offering price per share	$10.60

Class Y:
Net asset value and offering price per share	$10.76

Investor Class:
Net asset value and offering price per share	$10.75

Institutional Class:
Net asset value and offering price per share	$10.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco International Core Equity Fund

Statement of Operations

For the six months ended April 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $433,556)	$5,109,703

Dividends from affiliated money market funds	3,138

Total investment income	5,112,841

Expenses:
Advisory fees	1,297,566

Administrative services fees	69,545

Custodian fees	66,653

Distribution fees:
Class A	67,268

Class B	46,063

Class C	114,914

Class R	7,199

Investor Class	27,364

Transfer agent fees — A, B, C, R, Y and Investor	180,334

Transfer agent fees — Institutional	2,232

Trustees’ and officers’ fees and benefits	16,084

Other	92,062

Total expenses	1,987,284

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(6,235)

Net expenses	1,981,049

Net investment income	3,131,792

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	10,502,746

Foreign currencies	(290,161)

10,212,585

Change in net unrealized appreciation (depreciation) of:
Investment securities	2,106,065

Foreign currencies	(2,651)

2,103,414

Net realized and unrealized gain	12,315,999

Net increase in net assets resulting from operations	$15,447,791

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco International Core Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2010 and the year ended October 31, 2009
(Unaudited)

	April 30,	October 31,
	2010	2009

Operations:
Net investment income	$3,131,792	$6,121,922

Net realized gain (loss)	10,212,585	(58,034,830)

Change in net unrealized appreciation	2,103,414	120,291,069

Net increase in net assets resulting from operations	15,447,791	68,378,161

Distributions to shareholders from net investment income:
Class A	(995,000)	(1,477,199)

Class B	(80,400)	(214,660)

Class C	(196,085)	(436,613)

Class R	(40,295)	(58,103)

Class Y	(37,253)	(6,890)

Investor Class	(345,741)	(664,154)

Institutional Class	(5,062,018)	(9,199,911)

Total distributions from net investment income	(6,756,792)	(12,057,530)

Share transactions–net:
Class A	(19,511,862)	7,759,758

Class B	(2,022,753)	(2,552,923)

Class C	(1,929,689)	(2,390,283)

Class R	28,980	137,811

Class Y	(65,466)	1,319,707

Investor Class	(1,023,549)	(1,660,557)

Institutional Class	(20,376,280)	(5,556,241)

Net increase (decrease) in net assets resulting from share transactions	(44,900,619)	(2,942,728)

Net increase (decrease) in net assets	(36,209,620)	53,377,903

Net assets:
Beginning of period	362,140,830	308,762,927

End of period (includes undistributed net investment income of $1,687,664 and $5,312,664, respectively)	$325,931,210	$362,140,830

Notes to Financial Statements

April 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Core Equity Fund, formerly AIM International Core Equity Fund, (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds), formerly AIM International Mutual Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are

10        Invesco International Core Equity Fund

subject to a CDSC. Effective April 1, 2010, Class R shares are no longer subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the

11        Invesco International Core Equity Fund

laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

12        Invesco International Core Equity Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.75%

Next $500 million	0.65%

From $1 billion	0.55%

From $2 billion	0.45%

From $4 billion	0.40%

From $6 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
  The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00%, 2.25% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended April 30, 2010, the Adviser waived advisory fees of $4,741.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $196.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2010, IDI advised the Fund that IDI retained $6,793 in front-end sales commissions from the sale of Class A shares and $0, $6,852 and $919 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

13        Invesco International Core Equity Fund

  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Australia	$—	$22,932,669	$—	$22,932,669

Brazil	3,451,068	—	—	3,451,068

Canada	27,096,587	—	—	27,096,587

China	—	1,859,993	—	1,859,993

Egypt	31,884	—	258,035	289,919

Finland	—	4,483,627	—	4,483,627

France	9,938,219	15,133,764	—	25,071,983

Germany	8,200,564	13,988,311	—	22,188,875

Greece	—	2,976,336	—	2,976,336

Hong Kong	—	13,731,236	—	13,731,236

India	—	1,189,524	—	1,189,524

Indonesia	—	397,957	—	397,957

Ireland	425,489	—	—	425,489

Italy	5,636,527	—	—	5,636,527

Japan	6,456,293	62,622,591	—	69,078,884

Mexico	1,765,343	—	—	1,765,343

Netherlands	4,616,567	5,320,996	—	9,937,563

Norway	—	2,986,537	—	2,986,537

Russia	576,698	581,562	—	1,158,260

South Africa	—	3,017,102	—	3,017,102

South Korea	—	4,714,262	—	4,714,262

Spain	3,224,750	10,616,941	—	13,841,691

Sweden	4,544,323	—	—	4,544,323

Switzerland	—	22,240,265	—	22,240,265

Taiwan	575,304	1,730,274	—	2,305,578

Thailand	284,521	609,621	—	894,142

Turkey	—	367,915	—	367,915

United Kingdom	33,554,676	20,866,098	—	54,420,774

United States	1,425,604	—	—	1,425,604

Total Investments	$111,804,417	$212,367,581	$258,035	$324,430,033

14        Invesco International Core Equity Fund

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,298.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2010, the Fund paid legal fees of $1,247 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2016	$20,482,698

October 31, 2017	59,517,145

Total capital loss carryforward	$79,999,843

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2010 was $64,653,314 and $108,200,571, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$43,833,288

Aggregate unrealized (depreciation) of investment securities	(22,267,615)

Net unrealized appreciation of investment securities	$21,565,673

Cost of investments for tax purposes is $302,864,360.

15        Invesco International Core Equity Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2010(a)		October 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	336,897	$3,630,209	2,652,626	$23,534,432

Class B	37,131	398,084	171,963	1,509,862

Class C	121,180	1,268,845	380,187	3,039,130

Class R	95,733	1,033,562	115,695	973,520

Class Y	49,606	540,612	335,096	2,903,966

Investor Class	96,924	1,050,078	191,266	1,665,913

Institutional Class	624,445	6,708,275	2,271,862	20,445,456

Issued as reinvestment of dividends:
Class A	89,744	955,767	176,691	1,406,458

Class B	7,276	77,708	25,633	204,806

Class C	16,614	172,952	49,826	388,149

Class R	3,614	38,562	7,265	57,974

Class Y	3,147	34,024	848	6,847

Investor Class	31,230	337,598	73,854	596,746

Institutional Class	476,201	5,062,018	1,158,679	9,199,911

Automatic conversion of Class B shares to Class A shares:
Class A	75,507	799,352	157,367	1,365,416

Class B	(75,459)	(799,352)	(157,434)	(1,365,416)

Reacquired:(b)
Class A	(2,370,397)	(24,897,190)	(2,230,590)	(18,546,548)

Class B	(160,349)	(1,699,193)	(356,337)	(2,902,175)

Class C	(322,886)	(3,371,486)	(714,815)	(5,817,562)

Class R	(98,647)	(1,043,144)	(103,184)	(893,683)

Class Y	(59,900)	(640,102)	(168,370)	(1,591,106)

Investor Class	(222,379)	(2,411,225)	(466,283)	(3,923,216)

Institutional Class	(2,952,251)	(32,146,573)	(4,231,916)	(35,201,608)

Net increase (decrease) in share activity	(4,197,019)	$(44,900,619)	(660,071)	$(2,942,728)

(a)	64% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.
(b)	Net of redemption fees of $10,353 and $2,639 for the six months ended April 30, 2010 and the year ended October 31, 2009, respectively.

16        Invesco International Core Equity Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period(b)	Return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/10	$10.34	$0.08	$0.34	$0.42	$(0.17)	$—	$(0.17)	$10.59	4.05%	$43,541	1.46	%(e)	1.46	%(e)	1.50	%(e)	19%
Year ended 10/31/09	8.63	0.14	1.87	2.01	(0.30)	—	(0.30)	10.34	24.35	61,810	1.62		1.62		1.63		43
Year ended 10/31/08	16.77	0.28	(7.01)	(6.73)	(0.18)	(1.23)	(1.41)	8.63	(43.45)	45,100	1.45		1.45		2.13		38
Year ended 10/31/07	14.44	0.22	2.75	2.97	(0.22)	(0.42)	(0.64)	16.77	21.26	96,961	1.41		1.41		1.46		27
Year ended 10/31/06	11.90	0.25	2.77	3.02	(0.10)	(0.38)	(0.48)	14.44	26.12	118,943	1.52		1.52		1.88		21
Year ended 10/31/05	10.52	0.14	1.32	1.46	(0.08)	—	(0.08)	11.90	13.89	90,022	1.56		1.56		1.20		21

Class B
Six months ended 04/30/10	10.30	0.04	0.35	0.39	(0.09)	—	(0.09)	10.60	3.75	8,120	2.21	(e)	2.21	(e)	0.75	(e)	19
Year ended 10/31/09	8.54	0.08	1.86	1.94	(0.18)	—	(0.18)	10.30	23.26	9,864	2.37		2.37		0.88		43
Year ended 10/31/08	16.58	0.18	(6.93)	(6.75)	(0.06)	(1.23)	(1.29)	8.54	(43.79)	10,873	2.20		2.20		1.38		38
Year ended 10/31/07	14.30	0.11	2.71	2.82	(0.12)	(0.42)	(0.54)	16.58	20.25	32,592	2.16		2.16		0.71		27
Year ended 10/31/06	11.79	0.14	2.76	2.90	(0.01)	(0.38)	(0.39)	14.30	25.28	31,818	2.27		2.27		1.13		21
Year ended 10/31/05	10.43	0.06	1.31	1.37	(0.01)	—	(0.01)	11.79	13.11	28,785	2.25		2.25		0.51		21

Class C
Six months ended 04/30/10	10.04	0.04	0.34	0.38	(0.09)	—	(0.09)	10.33	3.75	21,596	2.21	(e)	2.21	(e)	0.75	(e)	19
Year ended 10/31/09	8.33	0.07	1.82	1.89	(0.18)	—	(0.18)	10.04	23.25	22,854	2.37		2.37		0.88		43
Year ended 10/31/08	16.21	0.18	(6.77)	(6.59)	(0.06)	(1.23)	(1.29)	8.33	(43.80)	21,323	2.20		2.20		1.38		38
Year ended 10/31/07	13.98	0.11	2.66	2.77	(0.12)	(0.42)	(0.54)	16.21	20.36	50,234	2.16		2.16		0.71		27
Year ended 10/31/06	11.54	0.14	2.69	2.83	(0.01)	(0.38)	(0.39)	13.98	25.22	42,906	2.27		2.27		1.13		21
Year ended 10/31/05	10.22	0.06	1.28	1.34	(0.02)	—	(0.02)	11.54	13.11	38,108	2.25		2.25		0.51		21

Class R
Six months ended 04/30/10	10.33	0.06	0.35	0.41	(0.14)	—	(0.14)	10.60	3.98	2,774	1.71	(e)	1.71	(e)	1.25	(e)	19
Year ended 10/31/09	8.61	0.12	1.86	1.98	(0.26)	—	(0.26)	10.33	23.88	2,697	1.87		1.87		1.38		43
Year ended 10/31/08	16.72	0.24	(6.98)	(6.74)	(0.14)	(1.23)	(1.37)	8.61	(43.55)	2,077	1.70		1.70		1.88		38
Year ended 10/31/07	14.40	0.18	2.74	2.92	(0.18)	(0.42)	(0.60)	16.72	20.97	4,286	1.66		1.66		1.21		27
Year ended 10/31/06	11.87	0.21	2.77	2.98	(0.07)	(0.38)	(0.45)	14.40	25.86	3,560	1.77		1.77		1.63		21
Year ended 10/31/05	10.51	0.12	1.31	1.43	(0.07)	—	(0.07)	11.87	13.64	2,622	1.75		1.75		1.01		21

Class Y
Six months ended 04/30/10	10.51	0.09	0.36	0.45	(0.20)	—	(0.20)	10.76	4.23	1,953	1.21	(e)	1.21	(e)	1.75	(e)	19
Year ended 10/31/09	8.75	0.18	1.88	2.06	(0.30)	—	(0.30)	10.51	24.61	1,983	1.37		1.37		1.88		43
Year ended 10/31/08(f)	10.45	0.01	(1.71)	(1.70)	—	—	—	8.75	(16.27)	185	1.30	(g)	1.30	(g)	2.28	(g)	38

Investor Class
Six months ended 04/30/10	10.49	0.08	0.35	0.43	(0.17)	—	(0.17)	10.75	4.08	21,025	1.46	(e)	1.46	(e)	1.50	(e)	19
Year ended 10/31/09	8.75	0.14	1.90	2.04	(0.30)	—	(0.30)	10.49	24.35	21,500	1.62		1.62		1.63		43
Year ended 10/31/08	16.98	0.28	(7.10)	(6.82)	(0.18)	(1.23)	(1.41)	8.75	(43.44)	19,710	1.45		1.45		2.13		38
Year ended 10/31/07	14.61	0.23	2.78	3.01	(0.22)	(0.42)	(0.64)	16.98	21.29	44,428	1.41		1.41		1.46		27
Year ended 10/31/06	12.04	0.25	2.80	3.05	(0.10)	(0.38)	(0.48)	14.61	26.11	44,674	1.52		1.52		1.88		21
Year ended 10/31/05	10.64	0.15	1.33	1.48	(0.08)	—	(0.08)	12.04	13.92	46,988	1.50		1.50		1.26		21

Institutional Class
Six months ended 04/30/10	10.37	0.11	0.35	0.46	(0.24)	—	(0.24)	10.59	4.40	226,921	0.89	(e)	0.89	(e)	2.07	(e)	19
Year ended 10/31/09	8.70	0.20	1.86	2.06	(0.39)	—	(0.39)	10.37	25.10	241,432	0.94		0.94		2.31		43
Year ended 10/31/08	16.89	0.35	(7.05)	(6.70)	(0.26)	(1.23)	(1.49)	8.70	(43.08)	209,494	0.87		0.87		2.71		38
Year ended 10/31/07	14.54	0.31	2.75	3.06	(0.29)	(0.42)	(0.71)	16.89	21.89	405,507	0.88		0.88		1.99		27
Year ended 10/31/06	11.97	0.33	2.78	3.11	(0.16)	(0.38)	(0.54)	14.54	26.86	193,959	0.95		0.95		2.45		21
Year ended 10/31/05	10.56	0.21	1.32	1.53	(0.12)	—	(0.12)	11.97	14.53	73,018	0.98		0.98		1.78		21

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $54,260, $9,289, $23,173, $2,904, $1,963, $22,073 and $235,223 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

17        Invesco International Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/09)	(04/30/10)[1]	Period[2]	(04/30/10)	Period[2]	Ratio
A	$1,000.00	$1,040.50	$7.39	$1,017.55	$7.30	1.46%

B	1,000.00	1,037.50	11.16	1,013.84	11.04	2.21

C	1,000.00	1,037.50	11.16	1,013.84	11.04	2.21

R	1,000.00	1,039.80	8.65	1,016.31	8.55	1.71

Y	1,000.00	1,042.30	6.13	1,018.79	6.06	1.21

Investor	1,000.00	1,040.80	7.39	1,017.55	7.30	1.46

Institutional	1,000.00	1,044.00	4.51	1,020.38	4.46	0.89

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2009 through April 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18        Invesco International Core Equity Fund

Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-06463 and 033-44611.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
On April 30, 2010, Invesco Aim Distributors, Inc. became Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. became Invesco Investment Services, Inc., and AIM funds became Invesco funds. In addition, invescoaim.com became invesco.com.

I-ICE-SAR-1	Invesco Distributors, Inc.

Invesco International Growth Fund
Semiannual Report to Shareholders ▪ April 30, 2010

Effective April 30, 2010, AIM International Growth Fund was renamed Invesco International Growth Fund.

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 10/31/09 to 4/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.60%

Class B Shares	7.19

Class C Shares	7.19

Class R Shares	7.42

Class Y Shares	7.70

Institutional Class Shares	7.81

MSCI EAFE Index▼ (Broad Market Index)	2.48

MSCI EAFE Growth Index▼ (Style-Specific Index)	4.59

Lipper International Multi-Cap Growth Funds Index▼ (Peer Group Index)	9.03

▼ Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI EAFE® Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far East.
     The Lipper International Multi-Cap Growth Funds Index is an unmanaged index considered representative of international multi-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses. Performance of the peer group reflects fund expenses; performance of a market index does not.

2                    Invesco International Growth Fund

Average Annual Total Returns
As of 4/30/10, including maximum applicable
sales charges

Class A Shares

Inception (4/7/92)	7.67%

10 Years	1.12

5 Years	6.07

1 Year	27.86

Class B Shares

Inception (9/15/94)	5.93%

10 Years	1.11

5 Years	6.16

1 Year	29.25

Class C Shares

Inception (8/4/97)	3.81%

10 Years	0.96

5 Years	6.47

1 Year	33.22

Class R Shares

10 Years	1.43%

5 Years	7.00

1 Year	34.97

Class Y Shares

10 Years	1.74%

5 Years	7.36

1 Year	35.60

Institutional Class Shares

Inception (3/15/02)	8.40%

5 Years	7.77

1 Year	35.87
Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would

Average Annual Total Returns
As of 3/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (4/7/92)	7.75%

10 Years	0.35

5 Years	5.57

1 Year	37.79

Class B Shares

Inception (9/15/94)	6.02%

10 Years	0.34

5 Years	5.66

1 Year	39.63

Class C Shares

Inception (8/4/97)	3.91%

10 Years	0.19

5 Years	5.98

1 Year	43.67

Class R Shares

10 Years	0.65%

5 Years	6.51

1 Year	45.38

Class Y Shares

10 Years	0.96%

5 Years	6.86

1 Year	46.14

Institutional Class Shares

Inception (3/15/02)	8.59%

5 Years	7.27

1 Year	46.39
pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.53%, 2.28%, 2.28%, 1.78%, 1.28% and 1.05%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The
CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

3                    Invesco International Growth Fund

Letters to Shareholders

    Bruce Crockett Dear Fellow Shareholders:
By all accounts, last year was a challenging time for all of us. Although the economy and financial markets whipsawed us, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from last year is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the Invesco Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the Invesco Funds’ “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen that Invesco is assuming the management of the Van Kampen family of mutual funds as well as Morgan Stanley’s retail funds. We view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,

Bruce L. Crockett

Independent Chair, Invesco Funds Board of Trustees

    Philip Taylor Dear Shareholders:
During the six months covered by this report, the U.S. economy strengthened, and – in the third quarter of 2009 – ended its year-long contraction and began growing again. Likewise, economies around the world recovered and major U.S. and global stock market indexes rallied impressively.
Timely communication
Our website, invesco.com, provides timely market commentary, investor education information and sector updates. The Investment Perspectives articles featured on our home page are written by Invesco’s investment professionals and cover a wide range of topics that are updated regularly. I invite you to read them.
     At invesco.com you also can access your Fund’s latest quarterly commentary. Simply click on Mutual Funds inside the Financial Products box. Then, in the Fund Information box, click on Quarterly Commentary and select your Fund.
     Also on our website, you’ll find a commentary from me that discusses the name change we made on April 30 – from Invesco Aim to Invesco. Some of the changes related to this event include all AIM funds being renamed Invesco funds. (It’s important to note that the funds’ investment strategies and objectives have not changed.) For more information about the change, please read the shareholder Q&A on the account balance page at invesco.com.
Taking our business forward
Invesco’s acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, was completed on June 1, 2010. Our two companies have similar investment philosophies and cultures, as well as complementary investment expertise. I believe this combination represents the next step in our company’s evolution – and will allow us to better serve you through greater efficiencies and cost savings, a broader range of investment options, and a continued commitment to investment excellence, with complementary portfolio management expertise.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
4                    Invesco International Growth Fund

Schedule of Investments

April 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.80%
Australia–5.54%
BHP Billiton Ltd.	1,641,551	$59,956,983

Cochlear Ltd.	693,982	47,278,311

CSL Ltd.	1,018,171	30,508,465

QBE Insurance Group Ltd.	1,548,150	30,117,143

Woolworths Ltd.	931,480	23,216,745

		191,077,647

Belgium–1.75%
Anheuser-Busch InBev N.V.	1,240,760	60,374,288

Brazil–0.71%
Banco Bradesco S.A.–ADR	1,319,609	24,571,120

Canada–6.57%
Bombardier Inc.–Class B	4,775,544	24,862,344

Canadian National Railway Co.	454,575	27,195,762

Canadian Natural Resources Ltd.	399,022	30,709,104

Cenovus Energy Inc.	1,009,746	29,703,088

EnCana Corp.	754,430	24,939,773

Fairfax Financial Holdings Ltd.	71,944	27,259,561

Suncor Energy, Inc.	931,052	31,786,432

Talisman Energy Inc.	1,760,254	29,935,232

		226,391,296

China–1.20%
Industrial and Commercial Bank of China Ltd.–Class H	56,360,000	41,345,053

Denmark–1.57%
Novo Nordisk A.S.–Class B	662,766	54,132,528

France–4.41%
AXA S.A.	1,200,423	23,861,639

BNP Paribas	585,377	40,235,134

Danone S.A.	558,473	32,964,473

Eutelsat Communications	482,715	17,209,544

Total S.A.	695,143	37,669,108

		151,939,898

Germany–6.82%
Adidas AG	735,264	43,176,788

Bayer AG	781,842	50,047,163

Bayerische Motoren Werke AG	1,036,636	50,796,061

Fresenius Medical Care AG & Co. KGaA	416,559	22,585,279

Puma AG Rudolf Dassler Sport	130,914	43,830,794

SAP AG	515,825	24,851,155

		235,287,240

Hong Kong–2.61%
Esprit Holdings Ltd.	3,697,852	26,462,449

Hutchison Whampoa Ltd.	5,860,000	40,152,624

Li & Fung Ltd.	4,798,000	23,314,531

		89,929,604

India–2.34%
Bharat Heavy Electricals Ltd.	404,755	22,695,605

Infosys Technologies Ltd.	944,455	57,801,883

		80,497,488

Israel–2.80%
Teva Pharmaceutical Industries Ltd.–ADR	1,644,363	96,573,439

Italy–2.06%
Finmeccanica S.p.A.	3,034,960	38,832,855

UniCredito Italiano S.p.A.	12,291,612	32,240,142

		71,072,997

Japan–6.99%
Denso Corp.	930,200	26,944,359

Fanuc Ltd.	316,900	37,475,896

Hoya Corp.	1,246,500	34,277,405

Keyence Corp.	134,300	32,021,104

Komatsu Ltd.	1,128,700	22,773,031

Nidec Corp.	529,400	54,821,860

Toyota Motor Corp.	848,700	32,768,150

		241,081,805

Mexico–2.91%
America Movil S.A.B de C.V.–Series L–ADR	1,258,211	64,772,702

Grupo Televisa S.A.–ADR	1,713,596	35,608,525

		100,381,227

Netherlands–4.39%
Koninklijke (Royal) KPN N.V.	2,386,734	35,686,285

Koninklijke Ahold N.V.	2,826,599	38,840,523

TNT N.V.	1,367,545	42,026,053

Unilever N.V.	1,138,797	34,803,906

		151,356,767

Norway–0.60%
Petroleum Geo-Services A.S.A.(a)	1,512,838	20,654,027

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco International Growth Fund

	Shares	Value

Philippines–1.36%
Philippine Long Distance Telephone Co.	837,990	$46,846,407

Russia–0.98%
Gazprom–ADR	1,447,919	33,609,571

Singapore–3.09%
Keppel Corp. Ltd.	7,188,000	51,059,116

United Overseas Bank Ltd.	3,797,000	55,628,367

		106,687,483

South Korea–1.62%
Hyundai Mobis	335,253	55,677,375

Spain–0.92%
Telefonica S.A.	1,405,142	31,556,188

Switzerland–6.72%
Nestle S.A.	1,343,974	65,588,923

Novartis AG	303,174	15,467,588

Roche Holding AG	525,185	83,008,705

Sonova Holding AG	143,466	17,903,256

Syngenta AG	195,564	49,656,703

		231,625,175

Taiwan–2.80%
Hon Hai Precision Industry Co., Ltd.	6,328,000	29,556,889

MediaTek Inc.	1,474,000	24,797,909

Taiwan Semiconductor Manufacturing Co. Ltd.	21,697,887	42,319,739

		96,674,537

Turkey–0.82%
Akbank T.A.S.	5,715,836	28,361,258

United Kingdom–19.22%
BAE Systems PLC	610,780	3,209,991

BG Group PLC	2,095,745	35,180,928

British American Tobacco PLC	1,244,333	39,099,546

Capita Group PLC	1,551,657	18,941,918

Centrica PLC	7,317,316	32,788,717

Compass Group PLC	6,749,699	55,084,374

Imperial Tobacco Group PLC	2,249,952	64,261,702

Informa PLC	5,210,024	31,626,129

International Power PLC	9,265,733	46,806,854

Next PLC	531,798	18,670,848

Reckitt Benckiser Group PLC	1,409,787	73,155,764

Reed Elsevier PLC	3,666,265	28,856,516

Shire PLC	2,891,216	63,823,634

Smith & Nephew PLC	1,570,485	16,300,408

Tesco PLC	7,688,778	51,138,216

Vodafone Group PLC	24,005,387	53,377,521

WPP PLC	2,869,487	30,502,512

		662,825,578

Total Common Stocks & Other Equity Interests (Cost $2,487,182,287)		3,130,529,996

Preferred Stocks–0.99%
Brazil–0.99%
Petroleo Brasileiro S.A.–ADR–Pfd. (Cost $17,029,973)	902,032	34,223,094

Money Market Funds–7.11%
Liquid Assets Portfolio–Institutional Class(b)	122,576,413	122,576,413

Premier Portfolio–Institutional Class(b)	122,576,413	122,576,413

Total Money Market Funds (Cost $245,152,826)		245,152,826

TOTAL INVESTMENTS–98.90% (Cost $2,749,365,086)		3,409,905,916

OTHER ASSETS LESS LIABILITIES–1.10%		37,913,133

NET ASSETS–100.00%		$3,447,819,049

Investment Abbreviations:

ADR	– American Depositary Receipt
Pfd.	– Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco International Growth Fund

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2010

Consumer Discretionary	15.1%

Health Care	14.4

Consumer Staples	14.0

Industrials	9.6

Energy	9.0

Financials	8.8

Information Technology	8.7

Telecommunication Services	6.7

Materials	3.2

Utilities	2.3

Money Market Funds Plus Other Assets Less Liabilities	8.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco International Growth Fund

Statement of Assets and Liabilities

April 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $2,504,212,260)	$3,164,753,090

Investments in affiliated money market funds, at value and cost	245,152,826

Total investments, at value (Cost $2,749,365,086)	3,409,905,916

Cash	9,425,129

Foreign currencies, at value (Cost $45,715,449)	46,530,818

Receivables for:
Investments sold	13,358,703

Fund shares sold	12,214,874

Dividends	14,139,534

Fund expenses absorbed	8,889

Investment for trustee deferred compensation and retirement plans	89,186

Other assets	87,929

Total assets	3,505,760,978

Liabilities:
Payables for:
Investments purchased	44,857,306

Fund shares reacquired	10,476,328

Accrued fees to affiliates	1,881,681

Accrued other operating expenses	366,005

Trustee deferred compensation and retirement plans	360,609

Total liabilities	57,941,929

Net assets applicable to shares outstanding	$3,447,819,049

Net assets consist of:
Shares of beneficial interest	$2,954,181,217

Undistributed net investment income	14,832,331

Undistributed net realized gain (loss)	(182,829,970)

Unrealized appreciation	661,635,471

$3,447,819,049

Net Assets:
Class A	$1,895,438,688

Class B	$55,975,919

Class C	$143,547,117

Class R	$103,259,839

Class Y	$114,749,302

Institutional Class	$1,134,848,184

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Class A	76,128,860

Class B	2,423,323

Class C	6,209,074

Class R	4,187,865

Class Y	4,599,661

Institutional Class	44,972,950

Class A:
Net asset value per share	$24.90

Maximum offering price per share (Net asset value of $24.90 divided by 94.50%)	$26.35

Class B:
Net asset value and offering price per share	$23.10

Class C:
Net asset value and offering price per share	$23.12

Class R:
Net asset value and offering price per share	$24.66

Class Y:
Net asset value and offering price per share	$24.95

Institutional Class:
Net asset value and offering price per share	$25.23

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco International Growth Fund

Statement of Operations

For the six months ended April 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $3,394,839)	$36,794,686

Dividends from affiliated money market funds	132,768

Total investment income	36,927,454

Expenses:
Advisory fees	14,159,339

Administrative services fees	296,924

Custodian fees	789,864

Distribution fees:
Class A	2,325,506

Class B	302,772

Class C	723,757

Class R	190,911

Transfer agent fees — A, B, C, R and Y	2,490,989

Transfer agent fees — Institutional	294,130

Trustees’ and officers’ fees and benefits	61,222

Other	283,097

Total expenses	21,918,511

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(217,989)

Net expenses	21,700,522

Net investment income	15,226,932

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	27,403,133

Foreign currencies	(375,624)

27,027,509

Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings of $310,448)	187,879,881

Foreign currencies	473,046

188,352,927

Net realized and unrealized gain	215,380,436

Net increase in net assets resulting from operations	$230,607,368

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco International Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2010 and the year ended October 31, 2009
(Unaudited)

	April 30,	October 31,
	2010	2009

Operations:
Net investment income	$15,226,932	$31,642,543

Net realized gain (loss)	27,027,509	(174,435,656)

Change in net unrealized appreciation	188,352,927	727,597,063

Net increase in net assets resulting from operations	230,607,368	584,803,950

Distributions to shareholders from net investment income:
Class A	(22,032,217)	(30,050,904)

Class B	(408,547)	(549,705)

Class C	(943,994)	(889,900)

Class R	(705,248)	(569,057)

Class Y	(997,224)	(53,455)

Institutional Class	(15,085,528)	(14,874,374)

Total distributions from net investment income	(40,172,758)	(46,987,395)

Distributions to shareholders from net realized gains:
Share transactions-net:
Class A	49,194,465	(39,175,497)

Class B	(9,549,834)	(27,635,181)

Class C	(4,370,549)	(11,093,398)

Class R	36,028,548	18,029,831

Class Y	48,076,275	41,132,732

Institutional Class	159,277,499	240,543,830

Net increase in net assets resulting from share transactions	278,656,404	221,802,317

Net increase in net assets	469,091,014	759,618,872

Net assets:
Beginning of period	2,978,728,035	2,219,109,163

End of period (includes undistributed net investment income of $14,832,331 and $39,778,157, respectively)	$3,447,819,049	$2,978,728,035

Notes to Financial Statements

April 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Growth Fund, formerly AIM International Growth Fund, (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds), formerly AIM International Mutual Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Effective April 1, 2010, Class R shares are no longer subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

10        Invesco International Growth Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be

11        Invesco International Growth Fund

evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

12        Invesco International Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.91%

Next $500 million	0.885%

Next $1.5 billion	0.86%

Next $2.5 billion	0.835%

Next $2.5 billion	0.81%

Next $2.5 billion	0.785%

Over $10 billion	0.76%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
  The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation..
  Further, the Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended April 30, 2010, the Adviser waived advisory fees of $204,834.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $1,788.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2010, IDI advised the Fund that IDI retained $62,948 in front-end sales commissions from the sale of Class A shares and $12,404, $61,004 and $5,172 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

13        Invesco International Growth Fund

  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$30,508,465	$160,569,182	$—	$191,077,647

Belgium	—	60,374,288	—	60,374,288

Brazil	58,794,214	—	—	58,794,214

Canada	226,391,296	—	—	226,391,296

China	—	41,345,053	—	41,345,053

Denmark	—	54,132,528	—	54,132,528

France	—	151,939,898	—	151,939,898

Germany	72,632,442	162,654,798	—	235,287,240

Hong Kong	—	89,929,604	—	89,929,604

India	—	80,497,488	—	80,497,488

Israel	96,573,439	—	—	96,573,439

Italy	—	71,072,997	—	71,072,997

Japan	54,821,860	186,259,945	—	241,081,805

Mexico	100,381,227	—	—	100,381,227

Netherlands	80,866,576	70,490,191	—	151,356,767

Norway	—	20,654,027	—	20,654,027

Philippines	—	46,846,407	—	46,846,407

Russia	—	33,609,571	—	33,609,571

Singapore	—	106,687,483	—	106,687,483

South Korea	—	55,677,375	—	55,677,375

Spain	—	31,556,188	—	31,556,188

Switzerland	100,911,961	130,713,214	—	231,625,175

Taiwan	—	96,674,537	—	96,674,537

Turkey	—	28,361,258	—	28,361,258

United Kingdom	299,715,897	363,109,681	—	662,825,578

United States	245,152,826	—	—	245,152,826

Total Investments	$1,366,750,203	$2,043,155,713	$—	$3,409,905,916

14        Invesco International Growth Fund

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2010, the Fund engaged in securities purchases of $64,214.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $11,367.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2010, the Fund paid legal fees of $3,391 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2016	$23,251,725

October 31, 2017	186,142,179

Total capital loss carryforward	$209,393,904

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2010 was $579,182,578 and $335,439,691, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$758,933,071

Aggregate unrealized (depreciation) of investment securities	(98,855,816)

Net unrealized appreciation of investment securities	$660,077,255

Cost of investments for tax purposes is $2,749,828,661.

15        Invesco International Growth Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2010(a)		October 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	9,922,523	$244,374,994	29,993,460	$598,120,177

Class B	149,475	3,425,512	342,204	6,234,030

Class C	544,916	12,485,234	1,503,171	28,129,181

Class R	1,936,739	48,014,027	1,665,778	33,210,045

Class Y	2,454,061	60,659,418	5,159,318	102,994,361

Institutional Class	9,539,015	238,595,145	18,409,904	375,160,439

Issued as reinvestment of dividends:
Class A	771,653	18,882,362	1,521,665	27,146,524

Class B	16,967	386,168	31,079	516,839

Class C	38,058	866,964	49,591	825,695

Class R	29,078	705,128	32,142	568,908

Class Y	31,679	775,808	2,893	51,635

Institutional Class	567,637	14,054,686	800,447	14,432,059

Automatic conversion of Class B shares to Class A shares:
Class A	301,897	7,386,922	941,301	17,991,546

Class B	(325,148)	(7,386,922)	(1,010,183)	(17,991,546)

Reacquired:(b)
Class A	(8,960,591)	(221,449,813)	(34,664,924)	(682,433,744)

Class B	(260,994)	(5,974,592)	(942,074)	(16,394,504)

Class C	(778,373)	(17,722,747)	(2,287,675)	(40,048,274)

Class R	(519,822)	(12,690,607)	(807,857)	(15,749,122)

Class Y	(541,394)	(13,358,951)	(2,640,152)	(61,913,264)

Institutional Class	(3,726,913)	(93,372,332)	(7,821,889)	(149,048,668)

Net increase in share activity	11,190,463	$278,656,404	10,278,199	$221,802,317

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $77,596 and $124,805 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2010 and the year ended October 31, 2009, respectively.

16        Invesco International Growth Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period(b)	Return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/10	$23.41	$0.10	$1.68	$1.78	$(0.29)	$—	$(0.29)	$24.90	7.64%	$1,895,439	1.42	%(e)	1.43	%(e)	0.85	%(e)	11%
Year ended 10/31/09	19.04	0.24	4.52	4.76	(0.39)	—	(0.39)	23.41	25.65	1,734,895	1.49		1.51		1.24		26
Year ended 10/31/08	36.57	0.40	(15.91)	(15.51)	(0.18)	(1.84)	(2.02)	19.04	(47.34)	1,452,469	1.44		1.45		1.38		38
Year ended 10/31/07	27.85	0.28	8.72	9.00	(0.19)	(0.09)	(0.28)	36.57	32.55	2,899,666	1.44		1.47		0.87		22
Year ended 10/31/06	21.63	0.14	6.26	6.40	(0.18)	—	(0.18)	27.85	29.73	1,908,453	1.54		1.58		0.53		37
Year ended 10/31/05	18.16	0.11	3.36	3.47	—	—	—	21.63	19.11	1,447,049	1.69		1.74		0.54		37

Class B
Six months ended 04/30/10	21.68	0.01	1.56	1.57	(0.15)	—	(0.15)	23.10	7.24	55,976	2.17	(e)	2.18	(e)	0.10	(e)	11
Year ended 10/31/09	17.52	0.09	4.20	4.29	(0.13)	—	(0.13)	21.68	24.72	61,649	2.24		2.26		0.49		26
Year ended 10/31/08	33.88	0.17	(14.69)	(14.52)	—	(1.84)	(1.84)	17.52	(45.03)	77,465	2.19		2.20		0.63		38
Year ended 10/31/07	25.84	0.03	8.10	8.13	—	(0.09)	(0.09)	33.88	31.55	252,203	2.19		2.22		0.12		22
Year ended 10/31/06	20.08	(0.05)	5.83	5.78	(0.02)	—	(0.02)	25.84	28.80	247,939	2.29		2.33		(0.22)		37
Year ended 10/31/05	16.99	(0.03)	3.12	3.09	—	—	—	20.08	18.19	250,056	2.41		2.46		(0.18)		37

Class C
Six months ended 04/30/10	21.70	0.01	1.56	1.57	(0.15)	—	(0.15)	23.12	7.23	143,547	2.17	(e)	2.18	(e)	0.10	(e)	11
Year ended 10/31/09	17.53	0.09	4.21	4.30	(0.13)	—	(0.13)	21.70	24.76	139,000	2.24		2.26		0.49		26
Year ended 10/31/08	33.91	0.17	(14.71)	(14.54)	—	(1.84)	(1.84)	17.53	(45.05)	125,172	2.19		2.20		0.63		38
Year ended 10/31/07	25.86	0.03	8.11	8.14	—	(0.09)	(0.09)	33.91	31.57	274,266	2.19		2.22		0.12		22
Year ended 10/31/06	20.10	(0.05)	5.83	5.78	(0.02)	—	(0.02)	25.86	28.78	183,360	2.29		2.33		(0.22)		37
Year ended 10/31/05	17.00	(0.03)	3.13	3.10	—	—	—	20.10	18.24	132,387	2.41		2.46		(0.18)		37

Class R
Six months ended 04/30/10	23.18	0.07	1.66	1.73	(0.25)	—	(0.25)	24.66	7.47	103,260	1.67	(e)	1.68	(e)	0.60	(e)	11
Year ended 10/31/09	18.80	0.20	4.49	4.69	(0.31)	—	(0.31)	23.18	25.44	63,544	1.74		1.76		0.99		26
Year ended 10/31/08	36.18	0.32	(15.74)	(15.42)	(0.12)	(1.84)	(1.96)	18.80	(44.78)	34,821	1.69		1.70		1.13		38
Year ended 10/31/07	27.58	0.20	8.63	8.83	(0.14)	(0.09)	(0.23)	36.18	32.21	48,321	1.69		1.72		0.62		22
Year ended 10/31/06	21.43	0.07	6.21	6.28	(0.13)	—	(0.13)	27.58	29.41	19,070	1.79		1.83		0.28		37
Year ended 10/31/05	18.04	0.07	3.32	3.39	—	—	—	21.43	18.79	8,700	1.91		1.96		0.32		37

Class Y
Six months ended 04/30/10	23.48	0.13	1.68	1.81	(0.34)	—	(0.34)	24.95	7.75	114,749	1.17	(e)	1.18	(e)	1.10	(e)	11
Year ended 10/31/09	19.04	0.32	4.52	4.84	(0.40)	—	(0.40)	23.48	26.05	62,343	1.24		1.26		1.49		26
Year ended 10/31/08(f)	22.36	0.02	(3.34)	(3.32)	—	—	—	19.04	(14.85)	2,537	1.25	(g)	1.27	(g)	1.57	(g)	38

Institutional Class
Six months ended 04/30/10	23.77	0.16	1.69	1.85	(0.39)	—	(0.39)	25.23	7.81	1,134,848	1.00	(e)	1.01	(e)	1.27	(e)	11
Year ended 10/31/09	19.36	0.35	4.58	4.93	(0.52)	—	(0.52)	23.77	26.32	917,297	1.01		1.03		1.72		26
Year ended 10/31/08	37.14	0.52	(16.17)	(15.65)	(0.29)	(1.84)	(2.13)	19.36	(44.38)	526,647	1.03		1.04		1.79		38
Year ended 10/31/07	28.26	0.42	8.84	9.26	(0.29)	(0.09)	(0.38)	37.14	33.13	833,977	1.02		1.05		1.30		22
Year ended 10/31/06	21.97	0.25	6.35	6.60	(0.31)	—	(0.31)	28.26	30.32	288,408	1.08		1.12		0.99		37
Year ended 10/31/05	18.34	0.25	3.38	3.63	—	—	—	21.97	19.79	98,912	1.07		1.12		1.16		37

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,875,822, $61,056, $145,951, $76,997, $84,648, and $1,047,845 for Class A, Class B, Class C, Class R, Class Y, and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

17        Invesco International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/09)	(04/30/10)[1]	Period[2]	(04/30/10)	Period[2]	Ratio
A	$1,000.00	$1,076.00	$7.31	$1,017.75	$7.10	1.42%

B	1,000.00	1,071.90	11.15	1,014.03	10.84	2.17

C	1,000.00	1,071.90	11.15	1,014.03	10.84	2.17

R	1,000.00	1,074.20	8.59	1,016.51	8.35	1.67

Y	1,000.00	1,077.00	6.03	1,018.99	5.86	1.17

Institutional	1,000.00	1,078.10	5.15	1,019.84	5.01	1.00

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2009 through April 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18        Invesco International Growth Fund

Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-06463 and 033-44611.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On April 30, 2010, Invesco Aim Distributors, Inc. became Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. became Invesco Investment Services, Inc., and AIM funds became Invesco funds. In addition, invescoaim.com became invesco.com.
IGR-SAR-1          Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of June 10, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a)(1)	Not applicable.

12(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds (Invesco International Mutual Funds)
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: July 8, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: July 8, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: July 8, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.